As filed with the Securities and Exchange Commission on May 2, 2005


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-06511

                       REGIONS MORGAN KEEGAN SELECT FUNDS
                       ----------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                               Morgan Keegan Tower
                            Fifty North Front Street
                            Memphis, Tennessee 38103
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (901) 524-4100

                              ALLEN B. MORGAN, JR.
                               Morgan Keegan Tower
                            Fifty North Front Street
                            Memphis, Tennessee 38103
                    (Names and address of agent for service)

                                   Copies to:

                              ARTHUR J. BROWN, ESQ.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1221

Date of fiscal year end: November 30, 2005

Date of reporting period: February 28, 2005

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.


REGIONS MORGAN KEEGAN SELECT GROWTH FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
-------------------------------------------------------------------------------------------
    SHARES                                                                    VALUE
---------------     -----------------------------------------------    --------------------
COMMON STOCKS - 97.6%
-------------------------------------------------------------------
                    CAPITAL GOODS - 2.4%
                    -----------------------------------------------
                    AEROSPACE AND DEFENSE - 0.7%
                    -----------------------------------------------
        50,000      Lockheed Martin Corp                                         2,961,000
                    -----------------------------------------------
                    CONSTRUCTION SERVICES - 1.7%
                    -----------------------------------------------
        60,000      Caterpillar Inc                                              5,703,000
                    -----------------------------------------------
        12,000      Illinois Tool Works Inc                                      1,077,000
                    -----------------------------------------------    --------------------
                         Total                                                   6,780,000
                    -----------------------------------------------    --------------------
                         Total Capital Goods                                     9,741,000
                    -----------------------------------------------    --------------------
                    CONSUMER DISCRETIONARY - 5.9%
                    -----------------------------------------------
                    INTERNET & CATALOG RETAIL - 0.4%
                    -----------------------------------------------
        40,000 (1)  eBay, Inc.                                                   1,713,600
                    -----------------------------------------------    --------------------
                    MULTILINE RETAIL - 0.8%
                    -----------------------------------------------
        60,000 (2)  Target Corp.                                                 3,049,200
                    -----------------------------------------------    --------------------
                    SPECIALTY RETAIL - 4.0%
                    -----------------------------------------------
        60,000 (1)  Aeropostale, Inc.                                            1,914,000
                    -----------------------------------------------
       160,000      Home Depot, Inc.                                             6,403,200
                    -----------------------------------------------
       100,000 (2)  Lowe's Companies, Inc.                                       5,878,000
                    -----------------------------------------------
        24,000      Nike, Inc.                                                   2,086,800
                    -----------------------------------------------    --------------------
                         Total                                                  16,282,000
                    -----------------------------------------------    --------------------
                    TEXTILES & APPAREL - 0.7%
                    -----------------------------------------------
        50,000      VF Corp.                                                     2,988,000
                    -----------------------------------------------    --------------------
                         Total Consumer Discretionary                           24,032,800
                    -----------------------------------------------    --------------------
                    CONSUMER STAPLES - 11.4%
                    -----------------------------------------------
                    BEVERAGES - 3.1%
                    -----------------------------------------------
        80,000      Coca-Cola Co.                                                3,424,000
                    -----------------------------------------------
       170,000      Pepsico, Inc.                                                9,156,200
                    -----------------------------------------------    --------------------
                         Total                                                  12,580,200
                    -----------------------------------------------    --------------------
                    FOOD & STAPLES RETAILING - 2.9%
                    -----------------------------------------------
       110,000      CVS Corp.                                                    5,481,300
                    -----------------------------------------------
        64,000      Sysco Corp.                                                  2,202,880
                    -----------------------------------------------
        94,000      Walgreen Co                                                  4,026,020
                    -----------------------------------------------    --------------------
                         Total                                                  11,710,200
                    -----------------------------------------------    --------------------
                    HOUSEHOLD PRODUCTS - 2.0%
                    -----------------------------------------------
       150,000      Proctor & Gamble Co.                                         7,963,500
                    -----------------------------------------------    --------------------
                    TOBACCO - 3.4%
                    -----------------------------------------------
       180,000      Altria Group, Inc.                                          11,817,000
                    -----------------------------------------------
        40,000      UST Inc                                                      2,186,000
                    -----------------------------------------------    --------------------
                         Total                                                  14,003,000
                    -----------------------------------------------    --------------------
                         Total Consumer Staples                                 46,256,900
                    -----------------------------------------------    --------------------
                    ENERGY - 16.4%
                    -----------------------------------------------
                    ENERGY EQUIPMENT & SERVICES - 7.6%
                    -----------------------------------------------
        90,000      Baker Hughes, Inc.                                           4,255,200
                    -----------------------------------------------
       120,000      B.J. Services Co.                                            5,995,200
                    -----------------------------------------------

REGIONS MORGAN KEEGAN SELECT GROWTH FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
-------------------------------------------------------------------------------------------
    SHARES                                                                    VALUE
---------------      -----------------------------------------------    --------------------
       120,000 (2)   GlobalSantaFe Corp.                                          4,500,000
                     -----------------------------------------------
        70,000 (1,2) Headwaters, Inc.                                             2,251,200
                     -----------------------------------------------
        76,000 (2)   Smith International, Inc.                                    4,883,760
                     -----------------------------------------------
       120,000       Schlumberger Ltd.                                            9,054,000
                     -----------------------------------------------    --------------------
                          Total                                                  30,939,360
                     -----------------------------------------------    --------------------
                     OIL & GAS - 8.8%
                     -----------------------------------------------
        60,000       ConocoPhillips                                               6,653,400
                     -----------------------------------------------
       400,000       Exxon Mobil Corp                                            25,324,000
                     -----------------------------------------------
        80,000       XTO Energy Inc                                               3,641,600
                     -----------------------------------------------    --------------------
                          Total Oil & Gas                                        35,619,000
                     -----------------------------------------------    --------------------
                          Total Energy                                           66,558,360
                     -----------------------------------------------    --------------------
                     FINANCIALS - 4.5%
                     -----------------------------------------------
                     BANKS - 1.1%
                     -----------------------------------------------
        90,000       Citigroup, Inc.                                              4,294,800
                     -----------------------------------------------    --------------------
                     CONSUMER FINANCE - 1.3%
                     -----------------------------------------------
       100,000       American Express Co.                                         5,415,000
                     -----------------------------------------------    --------------------
                     INSURANCE - 1.3%
                     -----------------------------------------------
        80,000       American International Group, Inc.                           5,344,000
                     -----------------------------------------------    --------------------
                     INVESTMENT SERVICES - 0.8%
                     -----------------------------------------------
        60,000       Morgan Stanley                                               3,388,200
                     -----------------------------------------------    --------------------
                          Total Financials                                       18,442,000
                     -----------------------------------------------    --------------------
                     HEALTHCARE - 19.4%
                     -----------------------------------------------
                     BIOTECHNOLOGY - 4.5%
                     -----------------------------------------------
        80,000 (1)   Amgen, Inc.                                                  4,928,800
                     -----------------------------------------------
        80,000 (1)   Biogen Idec                                                  3,092,000
                     -----------------------------------------------
        52,000 (1)   Genzyme Corp.                                                2,916,680
                     -----------------------------------------------
       220,000 (1)   Gilead Sciences, Inc.                                        7,601,000
                     -----------------------------------------------    --------------------
                          Total                                                  18,538,480
                     -----------------------------------------------    --------------------
                     HEALTHCARE EQUIPMENT & SUPPLIES - 1.5%
                     -----------------------------------------------
        20,000 (1)   Baxter International, Inc.                                     713,200
                     -----------------------------------------------
       100,000       Medtronic, Inc.                                              5,212,000
                     -----------------------------------------------    --------------------
                          Total                                                   5,925,200
                     -----------------------------------------------    --------------------
                     HEALTHCARE PROVIDERS & SERVICES - 4.1%
                     -----------------------------------------------
        80,000 (1)   Coventry Health Care, Inc.                                   5,048,000
                     -----------------------------------------------
        24,000       Quest Diagnostics Inc                                        2,385,600
                     -----------------------------------------------
       100,000       UnitedHealth Group, Inc.                                     9,116,000
                     -----------------------------------------------    --------------------
                          Total                                                  16,549,600
                     -----------------------------------------------    --------------------
                     PHARMACEUTICALS - 9.3%
                     -----------------------------------------------
       190,000       Abbot Laboratories                                           8,738,100
                     -----------------------------------------------
        90,000       Eli Lilly and Co.                                            5,040,000
                     -----------------------------------------------
       280,000       Johnson & Johnson, Inc.                                     18,368,000
                     -----------------------------------------------
       140,000       Schering-Plough Corp.                                        2,653,000
                     -----------------------------------------------
        80,000       Wyeth                                                        3,265,600
                     -----------------------------------------------    --------------------
                          Total                                                  38,064,700
                     -----------------------------------------------    --------------------
                          Total Healthcare                                       79,077,980
                     -----------------------------------------------    --------------------

REGIONS MORGAN KEEGAN SELECT GROWTH FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
-------------------- -----------------------------------------------------------------------
    SHARES                                                                     VALUE
---------------     -----------------------------------------------    --------------------
                    INDUSTRIALS - 8.5%
                    -----------------------------------------------
                    AIRFREIGHT AND COURIERS - 1.1%
                    -----------------------------------------------
        56,000      United Parcel Service Inc                                    4,339,440
                    -----------------------------------------------    --------------------
                    INDUSTRIAL CONGLOMERATES - 7.4%
                    -----------------------------------------------
        42,000      Emerson Electric Co.                                         2,785,440
                    -----------------------------------------------
       640,000      General Electric Co.                                        22,528,000
                    -----------------------------------------------
        50,000      United Technologies Corp.                                    4,994,000
                    -----------------------------------------------    --------------------
                         Total                                                  30,307,440
                    -----------------------------------------------    --------------------
                         Total Industrials                                      34,646,880
                    -----------------------------------------------    --------------------
                    INFORMATION TECHNOLOGY - 20.0%
                    -----------------------------------------------
                    COMMUNICATIONS EQUIPMENT - 2.6%
                    -----------------------------------------------
       200,000 (1)  Cisco Systems. Inc.                                          3,484,000
                    -----------------------------------------------
       170,000 (1)  Corning, Inc.                                                1,949,900
                    -----------------------------------------------
       140,000      Qualcomm, Inc.                                               5,047,000
                    -----------------------------------------------    --------------------
                         Total                                                  10,480,900
                    -----------------------------------------------    --------------------
                    COMPUTERS & PERIPHERALS - 3.4%
                    -----------------------------------------------
       120,000 (1)  Dell, Inc.                                                   4,810,800
                    -----------------------------------------------
       100,000      International Business Machines Corp.                        9,258,000
                    -----------------------------------------------    --------------------
                         Total                                                  14,068,800
                    -----------------------------------------------    --------------------
                    INTERNET SOFTWARE & SERVICES - 2.9%
                    -----------------------------------------------
        20,000 (1,2)Google, Inc.                                                 3,759,800
                    -----------------------------------------------
       110,000 (1)  Yahoo, Inc.                                                  3,549,700
                    -----------------------------------------------
       340,000 (1)  Oracle Corp.                                                 4,403,000
                    -----------------------------------------------    --------------------
                         Total                                                  11,712,500
                    -----------------------------------------------    --------------------
                    INFORMATION TECHNOLOGY SERVICES - 0.9%
                    -----------------------------------------------
        90,000 (2)  First Data Corp.                                             3,691,800
                    -----------------------------------------------    --------------------
                         Total                                                   3,691,800
                    -----------------------------------------------    --------------------
                    SEMICONDUCTOR EQUIPMENT & PRODUCTS - 5.6%
                    -----------------------------------------------
       300,000 (2)  Applied Materials                                            5,235,000
                    -----------------------------------------------
       420,000      Intel Corp.                                                 10,075,800
                    -----------------------------------------------
        80,000 (2)  KLA Tencor Corp.                                             3,952,800
                    -----------------------------------------------
       120,000 (1)  Novellus Systems Inc                                         3,544,200
                    -----------------------------------------------    --------------------
                         Total                                                  22,807,800
                    -----------------------------------------------    --------------------
                    SOFTWARE - 4.6%
                    -----------------------------------------------
       600,000      Microsoft Corp.                                             15,096,000
                    -----------------------------------------------
       160,000 (1,2)Symantec Corp.                                               3,521,600
                    -----------------------------------------------    --------------------
                         Total                                                  18,617,600
                    -----------------------------------------------    --------------------
                         Total Information Technology                           81,379,400
                    -----------------------------------------------    --------------------
                    MATERIALS - 5.5%
                    -----------------------------------------------
                    CHEMICALS - 2.3%
                    -----------------------------------------------
       100,000      Dow Chemical Co.                                             5,515,000
                    -----------------------------------------------
         70,000      E.I. Du Pont De Nemours & Co (DuPont)                        3,731,000
                    -----------------------------------------------    --------------------
                          Total                                                   9,246,000
                    -----------------------------------------------    --------------------
                     METALS & MINING - 3.2%
                    -----------------------------------------------

REGIONS MORGAN KEEGAN SELECT GROWTH FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
-------------------------------------------------------------------------------------------
    SHARES                                                                    VALUE
---------------     -------------------------------------------------  --------------------
        200,000      Barrick Gold Corp.                                           4,980,000
                    -------------------------------------------------
        180,000      Newmont Mining Corp.                                         8,103,600
                    -------------------------------------------------  --------------------
                         Total                                                  13,083,600
                    -------------------------------------------------  --------------------
                         Total Materials                                        22,329,600
                    -------------------------------------------------  --------------------
                    TELECOMMUNICATION SERVICES - 1.5%
                    -------------------------------------------------
                    WIRELESS TELECOMMUNICATION SERVICES - 1.5%
                    -------------------------------------------------
       200,000 (1)  Nextel Communications, Inc.                                  5,886,000
                    -------------------------------------------------  --------------------
                    UTILITIES - 2.1%
                    -------------------------------------------------
                    ELECTRIC UTILITIES - 2.1%
                    -------------------------------------------------
       180,000 (2)  Duke Energy Corp.                                            4,858,200
                    -------------------------------------------------
        50,000      TXU Corp                                                     3,812,500
                    -------------------------------------------------  --------------------
                         Total                                                   8,670,700
                    -------------------------------------------------
                         TOTAL COMMON STOCKS
                         (IDENTIFIED COST $344,141,622)                       $397,021,620
                    -------------------------------------------------  --------------------
MUTUAL FUNDS - 9.4%
---------------------------------------------------------------------
    31,714,933      BNY Institutional Cash Reserves Fund (held as
                    collateral for securities lending) (IDENTIFIED
                    COST $31,714,933)                                           31,714,933
                    -------------------------------------------------
     3,443,233      Fidelity Domestic Money Market Fund                          3,443,233
                    -------------------------------------------------
     3,443,232      Fidelity Money Market Fund                                   3,443,232
                    -------------------------------------------------  --------------------
                         TOTAL MUTUAL FUNDS (IDENTIFIED COST
                         $38,601,398)                                          $38,601,398
                    -------------------------------------------------  --------------------
                         TOTAL INVESTMENTS - 107.0% (IDENTIFIED COST
                         $382,743,020)                                        $435,623,018
                    -------------------------------------------------  --------------------
                         OTHER ASSETS AND LIABILITIES - NET - (7.0)%           (28,616,977)
                    -------------------------------------------------  --------------------
                         TOTAL NET ASSETS - 100.0%                            $407,006,041
                    -------------------------------------------------  ====================

(1)  Non-income producing security.
(2)  Certain shares are temporarily on loan to unaffiliated broker/dealers.  As of February
       28, 2005, securities subject to this type or arrangement and related collateral were as follows.
       MARKET VALUE OF SECURITIES LOANED    MARKET VALUE OF COLLATERAL
       $30,316,120                                         $31,714,933
Note:  The categories of investments are shown as a percentage of total net assets at
       February 28, 2005.

REGIONS MORGAN KEEGAN SELECT MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
----------------------------------------------------------------------------------------------
    SHARES                                                                         VALUE
---------------      -------------------------------------------------        ----------------
COMMON STOCKS - 94.8%
----------------------------------------------------------------------
                     CONSUMER DISCRETIONARY - 17.3%
                     -------------------------------------------------
                     FOOD & DRUG RETAIL - 1.4%
                     -------------------------------------------------
        40,000  (2)  Whole Foods Market, Inc.                                       4,112,800
                     -------------------------------------------------        ----------------
                     LEISURE EQUIPMENT & PRODUCTS - 1.3%
                     -------------------------------------------------
        50,000  (1)  International Speedway Corp.                                   2,665,000
                     -------------------------------------------------
        36,000 (1,2) Shuffle Master, Inc.                                           1,179,000
                     -------------------------------------------------        ----------------
                       Total                                                        3,844,000
                     -------------------------------------------------        ----------------
                     MEDIA - 1.5%
                     -------------------------------------------------
         5,000  (2)  Washington Post Co.                                            4,490,000
                     -------------------------------------------------        ----------------
                     MULTILINE RETAIL - 0.8%
                     -------------------------------------------------
        30,000       Dollar General Corp.                                             636,900
                     -------------------------------------------------
        60,000 (1,2) Dollar Tree Stores, Inc.                                       1,617,000
                     -------------------------------------------------        ----------------
                       Total                                                        2,253,900
                     -------------------------------------------------        ----------------
                     SPECIALTY RETAIL - 10.1%
                     -------------------------------------------------
        60,000       Abercrombie & Fitch Co., Class A                               3,222,000
                     -------------------------------------------------
        40,000  (1)  Advance Auto Parts, Inc.                                       2,015,200
                     -------------------------------------------------
        30,000  (1)  Aeropostale, Inc.                                                957,000
                     -------------------------------------------------
        60,000  (2)  American Eagle Outfitters, Inc.                                3,247,800
                     -------------------------------------------------
       240,000 (1,2) Chico's FAS, Inc.                                              7,068,000
                     -------------------------------------------------
        60,000  (2)  Michaels Stores, Inc.                                          1,913,400
                     -------------------------------------------------
        80,000  (1)  Pacific Sunwear of California, Inc.                            2,060,800
                     -------------------------------------------------
        90,000  (2)  Petsmart, Inc.                                                 2,745,000
                     -------------------------------------------------
       160,000 (1,2) Sotheby's Holdings, Inc.                                       2,851,200
                     -------------------------------------------------
        30,000 (1,2) Urban Outfitters, Inc.                                         1,247,700
                     -------------------------------------------------
        70,000  (1)  Williams-Sonoma, Inc.                                          2,428,300
                     -------------------------------------------------        ----------------
                       Total                                                       29,756,400
                     -------------------------------------------------        ----------------
                     TEXTILES, APPAREL & LUXURY GOODS - 2.2%
                     -------------------------------------------------
        30,000  (1)  Coach, Inc.                                                    1,665,900
                     -------------------------------------------------
        70,000 (1,2) Timberland Co., Class A                                        4,874,800
                     -------------------------------------------------        ----------------
                       Total                                                        6,540,700
                     -------------------------------------------------        ----------------
                       Total Consumer Discretionary                                50,997,800
                     -------------------------------------------------        ----------------
                     CONSUMER STAPLES - 0.5%
                     -------------------------------------------------
                     FOOD PRODUCTS - 0.5%
                     -------------------------------------------------
        50,000       Hormel Foods Corp.                                             1,557,500
                     -------------------------------------------------        ----------------
                     ENERGY - 25.5%
                     -------------------------------------------------
                     ENERGY EQUIPMENT & SERVICES - 12.3%
                     -------------------------------------------------
        60,000       B.J. Services Co.                                              2,997,600
                     -------------------------------------------------
        20,000       Baker Hughes, Inc.                                               945,600
                     -------------------------------------------------
       160,000       GlobalSantaFe Corp.                                            6,000,000
                     -------------------------------------------------
       160,000 (1,2) Headwaters, Inc.                                               5,145,600
                     -------------------------------------------------
       400,000  (1)  Newpark Resources, Inc.                                        2,556,000
                     -------------------------------------------------
        60,000 (1,2) Oceaneering International, Inc.                                2,394,000
                     -------------------------------------------------
       170,000       Patterson-UTI Energy, Inc.                                     4,250,000
                     -------------------------------------------------
       130,000       Smith International, Inc.                                      8,353,800
                     -------------------------------------------------

REGIONS MORGAN KEEGAN SELECT MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
----------------------------------------------------------------------------------------------
    SHARES                                                                         VALUE
---------------      -------------------------------------------------        ----------------
        60,000 (1,2) Weatherford International, Inc.                                3,576,600
                     -------------------------------------------------        ----------------
                       Total                                                       36,219,200
                     -------------------------------------------------        ----------------
                     OIL & GAS - 13.2%
                     -------------------------------------------------
        70,000  (1)  Grant Prideco, Inc.                                            1,691,200
                     -------------------------------------------------
       100,000       Kerr-McGee Corp.                                               7,766,000
                     -------------------------------------------------
       130,000       Lyondell Chemical Co.                                          4,400,500
                     -------------------------------------------------
        80,000       Murphy Oil Corp.                                               8,003,200
                     -------------------------------------------------
        30,000       Noble Energy, Inc.                                             2,029,200
                     -------------------------------------------------
        70,000  (1)  Plains Exlporation & Production Co.                            2,380,700
                     -------------------------------------------------
       100,000  (1)  The Houston Exploration Co.                                    5,790,000
                     -------------------------------------------------
       150,000       XTO Energy, Inc.                                               6,828,000
                     -------------------------------------------------        ----------------
                       Total                                                       38,888,800
                     -------------------------------------------------        ----------------
                       Total Energy                                                75,108,000
                     -------------------------------------------------        ----------------
                     FINANCIALS - 8.7%
                     -------------------------------------------------
                     COMMERCIAL BANKS - 3.0%
                     -------------------------------------------------
        50,000       Associated Banc-Corp                                           1,603,000
                     -------------------------------------------------
        40,000  (2)  Commerce Bancorp, Inc.                                         2,451,200
                     -------------------------------------------------
       130,000  (2)  TCF Financial Corp.                                            3,594,500
                     -------------------------------------------------
        40,000       Wilmington Trust Co.                                           1,355,600
                     -------------------------------------------------        ----------------
                       Total                                                        9,004,300
                     -------------------------------------------------        ----------------
                     DIVERSIFIED FINANCIAL SERVICES - 1.3%
                     -------------------------------------------------
       100,000 (1,2) NASDAQ 100 Trust Shares                                        3,722,000
                     -------------------------------------------------        ----------------
                     INVESTMENT SERVICES - 2.5%
                     -------------------------------------------------
        90,000       Legg Mason, Inc.                                               7,257,600
                     -------------------------------------------------        ----------------
                     INSURANCE - 1.1%
                     -------------------------------------------------
        60,000  (2)  A.J. Gallagher                                                 1,791,600
                     -------------------------------------------------
        12,000  (1)  Wellpoint, Inc.                                                1,464,720
                     -------------------------------------------------        ----------------
                       Total                                                        3,256,320
                     -------------------------------------------------        ----------------
                     REAL ESTATE - 0.8%
                     -------------------------------------------------
        60,000       Developers Diversified Realty Corp.                            2,509,800
                     -------------------------------------------------        ----------------
                       Total Financials                                             5,750,020
                     -------------------------------------------------        ----------------
                     HEALTHCARE - 11.4%
                     -------------------------------------------------
                     BIOTECHNOLOGY - 5.6%
                     -------------------------------------------------
        40,000 (1,2) Cephalon, Inc.                                                 1,962,800
                     -------------------------------------------------
       160,000  (1)  Gilead Sciences, Inc.                                          5,528,000
                     -------------------------------------------------
       200,000 (1,2) Ivax Corp.                                                     3,198,000
                     -------------------------------------------------
        90,000 (1,2) Sepracor, Inc.                                                 5,802,300
                     -------------------------------------------------        ----------------
                       Total                                                       16,491,100
                     -------------------------------------------------        ----------------
                     HEALTHCARE EQUIPMENT & SUPPLIES - 3.4%
                     -------------------------------------------------
        50,000  (2)  Dentsply International, Inc.                                   2,748,500
                     -------------------------------------------------
        94,000 (1,2) Patterson Companies, Inc.                                      4,663,340
                     -------------------------------------------------
        74,000  (1)  Varian Medical Systems, Inc.                                   2,658,820
                     -------------------------------------------------        ----------------
                       Total                                                       10,070,660
                     -------------------------------------------------        ----------------
                     HEALTHCARE PROVIDERS & SERVICES - 2.4%
                     -------------------------------------------------
       110,000  (1)  Coventry Health Care, Inc.                                     6,941,000
                     -------------------------------------------------        ----------------

REGIONS MORGAN KEEGAN SELECT MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
----------------------------------------------------------------------------------------------
    SHARES                                                                         VALUE
---------------      -------------------------------------------------        ----------------
                        Total Healthcare                                            33,502,760
                      -------------------------------------------------        ----------------
                      INDUSTRIALS - 2.5%
                      -------------------------------------------------
                      AIRLINES - 0.6%
                      -------------------------------------------------
       200,000  (1)   Frontier Airlines, Inc.                                        1,690,000
                      -------------------------------------------------        ----------------
                      INDUSTRIAL CONGLOMERATES - 0.7%
                      -------------------------------------------------
        52,000        Pentair, Inc.                                                  2,154,880
                      -------------------------------------------------        ----------------
                      TRANSPORTATION INFRASTRUCTURE - 1.2%
                      -------------------------------------------------
        64,000  (2)   Expeditors International                                       3,552,640
                      -------------------------------------------------        ----------------
                        Total Industrials                                            7,397,520
                      -------------------------------------------------        ----------------
                      INFORMATION TECHNOLOGY - 15.6%
                      -------------------------------------------------
                      COMPUTERS & PERIPHERALS - 3.0%
                      -------------------------------------------------
         60,000 (1,2) Avid Technology, Inc.                                          4,014,000
                      -------------------------------------------------
         50,000  (2)  National Instruments Corp. (Texas)                             1,428,000
                      -------------------------------------------------
        120,000 (1,2) Sandisk Corp.                                                  3,225,600
                      -------------------------------------------------        ----------------
                        Total                                                         8,667,600
                      -------------------------------------------------        ----------------
                      ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.2%
                      -------------------------------------------------
         28,000 (1,2) Gen Probe, Inc.                                                1,425,480
                      -------------------------------------------------
         20,000       Harman International Industries, Inc.                          2,243,400
                      -------------------------------------------------        ----------------
                        Total                                                         3,668,880
                      -------------------------------------------------        ----------------
                      INTERNET SOFTWARE & SERVICES - 0.9%
                      -------------------------------------------------
        14,000 (1,2)  Google, Inc.                                                   2,631,860
                      -------------------------------------------------        ----------------
                      IT CONSULTING & SERVICES - 3.0%
                      -------------------------------------------------
       100,000        Acxiom Corp.                                                   2,250,000
                      -------------------------------------------------
        60,000  (1)   Alliance Data Systems Corp.                                    2,367,000
                      -------------------------------------------------        ----------------
                        Total                                                        4,617,000
                      -------------------------------------------------        ----------------
                      SEMICONDUCTOR EQUIPMENT & PRODUCTS - 3.4%
                      -------------------------------------------------
       110,000 (1,2)  Cree, Inc.                                                     2,587,200
                      -------------------------------------------------
       100,000 (1,2)  Lam Research Corp.                                             3,144,000
                      -------------------------------------------------
       100,000  (2)   Microchip Technology, Inc.                                     2,746,000
                      -------------------------------------------------
        44,000  (1)   Silicon Laboratories, Inc.                                     1,544,400
                      -------------------------------------------------        ----------------
                        Total                                                       10,021,600
                      -------------------------------------------------        ----------------
                      SOFTWARE - 4.1%
                      -------------------------------------------------
        90,000 (1,2)  Cognizant Technology Solutions Corp.                           4,250,700
                      -------------------------------------------------
        70,000 (1,2)  DST Systems                                                    3,324,300
                      -------------------------------------------------
       100,000  (1)   McAfee, Inc.                                                   2,313,000
                      -------------------------------------------------
       100,000  (1)   Symantec Corp.                                                 2,201,000
                      -------------------------------------------------        ----------------
                        Total                                                       12,089,000
                      -------------------------------------------------        ----------------
                        Total Information Technology                                41,695,940
                      -------------------------------------------------        ----------------
                      MATERIALS - 7.8%
                      -------------------------------------------------
                      CAPITAL GOODS - 2.0%
                      -------------------------------------------------
        80,000        Graco, Inc.                                                    3,092,800
                      -------------------------------------------------
         1,000 (1,2)  NVR, Inc.                                                        792,250
                      -------------------------------------------------
        26,000        Precision Castparts Corp.                                      1,956,760
                      -------------------------------------------------        ----------------
                        Total                                                        5,841,810
                      -------------------------------------------------        ----------------
                      CHEMICALS - 0.2%
                      -------------------------------------------------

REGIONS MORGAN KEEGAN SELECT MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
----------------------------------------------------------------------------------------------
    SHARES                                                                         VALUE
---------------      -------------------------------------------------        ----------------
        30,000       Airgas, Inc.                                                     753,000
                     -------------------------------------------------        ----------------
                     CONSTRUCTION MATERIALS - 1.0%
                     -------------------------------------------------
        16,000       Carlisle Companies, Inc.                                       1,112,640
                     -------------------------------------------------
        30,000       Fastenal Co.                                                   1,753,800
                     -------------------------------------------------        ----------------
                        Total                                                       2,866,440
                     -------------------------------------------------        ----------------
                     METALS & MINING - 4.6%
                     -------------------------------------------------
        64,000       Arch Coal, Inc.                                                2,853,760
                     -------------------------------------------------
       130,000       Newmont Mining Corp.                                           5,852,600
                     -------------------------------------------------
        30,000  (2)  Peabody Energy Corp.                                           2,913,000
                     -------------------------------------------------
        30,000  (1)  Titanium Metals Corp.                                          1,142,400
                     -------------------------------------------------
        50,000       USEC, Inc.                                                       740,000
                     -------------------------------------------------        ----------------
                        Total                                                      13,501,760
                     -------------------------------------------------        ----------------
                        Total Materials                                            22,963,010
                     -------------------------------------------------        ----------------
                     SERVICES - 4.1%
                     -------------------------------------------------
                     BROADCASTING & CABLE TV - 0.7%
                     -------------------------------------------------
        60,000 (1,2) XM Satellite Radio Holdings, Inc.                              1,977,600
                     -------------------------------------------------        ----------------
                     BUSINESS SERVICES - 0.9%
                     -------------------------------------------------
        70,000  (1)  ChoicePoint, Inc.                                              2,821,000
                     -------------------------------------------------        ----------------
                     RESTAURANTS - 1.5%
                     -------------------------------------------------
        48,000 (1,2) Cheesecake Factory, Inc.                                       1,633,440
                     -------------------------------------------------
        60,000  (2)  Outback Steakhouse, Inc.                                       2,694,600
                     -------------------------------------------------        ----------------
                        Total                                                       4,328,040
                     -------------------------------------------------        ----------------
                     SCHOOLS - 1.0%
                     -------------------------------------------------
        90,000 (1,2) Career Education Corp.                                         3,073,500
                     ---------------------------------------------------        ----------------
                        Total Services                                             12,200,140
                     -------------------------------------------------        ----------------
                     UTLITIES - 1.4%
                     -------------------------------------------------
                     GAS UTILITIES - 1.4%
                     -------------------------------------------------
        36,000       Equitable Resources, Inc.                                      2,136,600
                     -------------------------------------------------
        40,000  (2)  Questar Corp.                                                  2,120,800
                     -------------------------------------------------        ----------------
                        Total Utilities                                             4,257,400
                     -------------------------------------------------        ----------------
                        TOTAL COMMON STOCKS
                        (IDENTIFIED COST $220,828,321)                           $275,430,090
                     -------------------------------------------------        ----------------
MUTUAL FUND - 27.4%
----------------------------------------------------------------------
    63,194,531       BNY Institutional Cash Reserves Fund (held as
                     collateral for securities lending) (IDENTIFIED COST
                     $63,194,531)                                                  63,194,531
                     -------------------------------------------------
     8,871,219       Fidelity Domestic Money Market Fund                            8,871,219
                     -------------------------------------------------
     8,871,219       Fidelity Money Market Fund                                     8,871,219
                     -------------------------------------------------        ----------------
                        TOTAL MUTUAL FUNDS (IDENTIFIED COST
                        $80,936,969)                                              $80,936,969
                     -------------------------------------------------        ----------------
                        TOTAL INVESTMENTS - 122.2% (IDENTIFIED COST
                        $305,541,242)                                            $356,367,059
                     -------------------------------------------------        ----------------
                        OTHER ASSETS AND LIABILITIES - NET - (22.2)%              (61,616,632)
                     -------------------------------------------------        ----------------
                        TOTAL NET ASSETS - 100.0%                                $294,750,427
                     -------------------------------------------------        ================

REGIONS MORGAN KEEGAN SELECT MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
----------------------------------------------------------------------------------------------
    SHARES                                                                         VALUE
---------------      -------------------------------------------------        ----------------
(1)  Non-income producing security.
(2)  Certain shares are temporarily on loan to unaffiliated broker/dealers.  As of February
     28, 2005, securities subject to this type or arrangement and related collateral were as follows.
     MARKET VALUE OF SECURITIES LOANED           MARKET VALUE OF COLLATERAL
     $61,458,732                                                $63,194,531
Note:  The categories of investments are shown as a percentage of total net assets at
       February 28, 2005.

REGIONS MORGAN KEEGAN SELECT VALUE FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2005 (UNAUDITED)

----------------------------------------------------------------------------------------------------
     Shares                                                                             Value
----------------    ------------------------------------------------------        ------------------
COMMON STOCKS - 94.9%
--------------------------------------------------------------------------
                    CAPITAL GOODS - 0.4%
                    ------------------------------------------------------
                    CONSTRUCTION SERVICES - 0.4%
                    ------------------------------------------------------
          5,000     KB Home                                                                 624,000
                    ------------------------------------------------------        ------------------
                    CONSUMER DISCRETIONARY - 5.8%
                    ------------------------------------------------------
                    AUTO COMPONENTS - 1.6%
                    ------------------------------------------------------
        200,000 (1) Goodyear Tire & Rubber Co.                                            2,892,000
                    ------------------------------------------------------        ------------------
                    MULTILINE RETAIL - 2.5%
                    ------------------------------------------------------
         87,000     Target Corp.                                                          4,421,340
                    ------------------------------------------------------        ------------------
                    TEXTILES & APPAREL - 1.7%
                    ------------------------------------------------------
         50,000     VF Corp.                                                              2,988,000
                    ------------------------------------------------------        ------------------
                         Total Consumer Discretionary                                    10,301,340
                    ------------------------------------------------------        ------------------
                    CONSUMER STAPLES - 10.4%
                    ------------------------------------------------------
                    FOOD & DRUG RETAILING - 2.5%
                    ------------------------------------------------------
         90,000     CVS Corp.                                                             4,484,700
                    ------------------------------------------------------        ------------------
                    FOOD PRODUCTS - 2.5%
                    ------------------------------------------------------
        159,000     ConAgra Foods, Inc.                                                   4,343,880
                    ------------------------------------------------------        ------------------
                    PERSONAL PRODUCTS - 0.8%
                    ------------------------------------------------------
         27,000     Proctor & Gamble Co.                                                  1,433,430
                    ------------------------------------------------------        ------------------
                    TOBACCO - 4.6%
                    ------------------------------------------------------
        125,000     Altria Group, Inc.                                                    8,206,250
                    ------------------------------------------------------        ------------------
                         Total Consumer Staples                                          18,468,260
                    ------------------------------------------------------        ------------------
                    ENERGY - 19.8%
                    ------------------------------------------------------
                    OIL & GAS - 19.8%
                    ------------------------------------------------------
        116,000     Apache Corp.                                                          7,294,080
                    ------------------------------------------------------
         90,000     ConocoPhillips                                                        9,980,100
                    ------------------------------------------------------
        134,000     ChevronTexaco Corp.                                                   8,318,720
                    ------------------------------------------------------
        140,000     Exxon Mobil Corp.                                                     8,863,400
                    ------------------------------------------------------
         10,000     Valero Energy Corp.                                                     712,400
                    ------------------------------------------------------        ------------------
                         Total Energy                                                    35,168,700
                    ------------------------------------------------------        ------------------
                    FINANCIALS - 23.4%
                    ------------------------------------------------------
                    BANKS - 16.0%
                    ------------------------------------------------------
        151,000     Bank of America Corp.                                                 7,044,150
                    ------------------------------------------------------
        110,000     Citigroup, Inc.                                                       5,249,200
                    ------------------------------------------------------
        160,000     JP Morgan Chase & Co.                                                 5,848,000
                    ------------------------------------------------------
          8,321     SunTrust Banks, Inc.                                                    602,773
                    ------------------------------------------------------
         71,000     Wachovia Corp.                                                        3,763,710
                    ------------------------------------------------------
        100,000     Wells Fargo & Co.                                                     5,938,000
                    ------------------------------------------------------        ------------------
                         Total                                                           28,445,833
                    ------------------------------------------------------        ------------------
                    INVESTMENT SERVICES - 7.4%
                    ------------------------------------------------------
         40,000     Goldman Sachs Group, Inc.                                             4,352,000
                    ------------------------------------------------------
         55,000     Lehman Brothers Holdings, Inc.                                        5,014,900
                    ------------------------------------------------------
         66,000     Morgan Stanley                                                        3,727,020
                    ------------------------------------------------------        ------------------
                         Total                                                           13,093,920
                    ------------------------------------------------------        ------------------


REGIONS MORGAN KEEGAN SELECT VALUE FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2005 (UNAUDITED)

----------------------------------------------------------------------------------------------------
     Shares                                                                             Value
----------------    ------------------------------------------------------        ------------------
                         Total Financials                                                41,539,753
                    ------------------------------------------------------        ------------------
                    HEALTHCARE - 5.6%
                    ------------------------------------------------------
                    PHARMACEUTICALS - 5.6%
                    ------------------------------------------------------
         75,000     Bristol-Myers Squibb Co.                                              1,877,250
                    ------------------------------------------------------
        121,000     Johnson & Johnson, Inc.                                               7,937,600
                    ------------------------------------------------------        ------------------
                         Total Healthcare                                                 9,814,850
                    ------------------------------------------------------        ------------------
                    INDUSTRIALS - 9.7%
                    ------------------------------------------------------
                    AEROSPACE & DEFENSE - 1.3%
                    ------------------------------------------------------
         22,000     General Dynamics Corp.                                                2,317,700
                    ------------------------------------------------------        ------------------
                    INDUSTRIAL CONGLOMERATES - 5.4%
                    ------------------------------------------------------
        215,000     General Electric Co.                                                  7,568,000
                    ------------------------------------------------------
         61,000     Tyco International Ltd.                                               2,042,280
                    ------------------------------------------------------        ------------------
                         Total                                                            9,610,280
                    ------------------------------------------------------        ------------------
                    MACHINERY - 3.0%
                    ------------------------------------------------------
         15,000     Caterpillar, Inc.                                                     1,425,750
                    ------------------------------------------------------
         46,000     Ingersoll-Rand Co. Ltd.                                               3,875,500
                    ------------------------------------------------------        ------------------
                         Total                                                            5,301,250
                    ------------------------------------------------------        ------------------
                         Total Industrials                                               17,229,230
                    ------------------------------------------------------        ------------------
                    INFORMATION TECHNOLOGY - 6.0%
                    ------------------------------------------------------
                    COMMUNICATIONS EQUIPMENT - 0.9%
                    ------------------------------------------------------
        100,000     Motorola Inc.                                                         1,566,000
                    ------------------------------------------------------        ------------------
                    COMPUTERS & PERIPHERALS - 3.7%
                    ------------------------------------------------------
        316,000     Hewlett-Packard Co.                                                   6,572,800
                    ------------------------------------------------------        ------------------
                    SOFTWARE - 1.4%
                    ------------------------------------------------------
        100,000     Microsoft Corp.                                                       2,516,000
                    ------------------------------------------------------        ------------------
                         Total Information Technology                                    10,654,800
                    ------------------------------------------------------        ------------------
                    MATERIALS - 7.3%
                    ------------------------------------------------------
                    CHEMICALS - 4.8%
                    ------------------------------------------------------
        160,000     E.I. Du Pont De Nemours & Co.                                         8,528,000
                    ------------------------------------------------------        ------------------
                    CONSTRUCTION MATERIALS - 2.5%
                    ------------------------------------------------------
         77,000     Vulcan Materials Co.                                                  4,455,220
                    ------------------------------------------------------        ------------------
                         Total Materials                                                 12,983,220
                    ------------------------------------------------------        ------------------
                    SERVICES - 1.8%
                    ------------------------------------------------------
                    BROADCASTING & CABLE TV - 1.8%
                    ------------------------------------------------------
        100,000 (1) Comcast Corp.                                                         3,246,000
                    ------------------------------------------------------        ------------------
                    UTILITIES - 4.7%
                    ------------------------------------------------------
                    ELECTRIC UTILITIES - 4.7%
                    ------------------------------------------------------
         45,000     Progress Energy, Inc.                                                 1,950,300
                    ------------------------------------------------------
        200,000     Southern Company, Inc.                                                6,424,000
                    ------------------------------------------------------        ------------------
                         Total Utilities                                                  8,374,300
                    ------------------------------------------------------        ------------------
                         TOTAL COMMON STOCKS
                         (IDENTIFIED COST $133,086,641)                                $168,404,453
                    ------------------------------------------------------        ------------------
MUTUAL FUNDS - 4.6%
--------------------------------------------------------------------------
      4,080,636     Fidelity Domestic Money Market Fund                                   4,080,636
                    ------------------------------------------------------


REGIONS MORGAN KEEGAN SELECT VALUE FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2005 (UNAUDITED)

----------------------------------------------------------------------------------------------------
     Shares                                                                             Value
----------------    ------------------------------------------------------        ------------------

      4,082,843     Fidelity Money Market Fund                                            4,082,843
                    ------------------------------------------------------        ------------------
                         TOTAL MUTUAL FUNDS (IDENTIFIED COST
                         $8,163,479)                                                     $8,163,479
                    ------------------------------------------------------        ------------------
                         TOTAL INVESTMENTS - 99.5% (IDENTIFIED COST
                         $141,250,120)                                                 $176,567,932
                    ------------------------------------------------------        ------------------
                         OTHER ASSETS AND LIABILITIES - NET - 0.5%                          820,163
                    ------------------------------------------------------        ------------------
                         TOTAL NET ASSETS - 100.0%                                     $177,388,095
                    ------------------------------------------------------        =================


(1)  Non-income producing security.
Note:  The categories of investments are shown as a percentage of total net assets at
            February 28, 2005.


REGIONS MORGAN KEEGAN SELECT MID CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
------------------------------------------------------------------------------------------
    SHARES                                                                     VALUE
---------------     -------------------------------------------------     ----------------
COMMON STOCKS - 98.3%
---------------------------------------------------------------------
                      CONSUMER DISCRETIONARY - 30.1%
                      -------------------------------------------------
                      HOTELS, RESTAURANTS & LEISURE - 9.1%
                      -------------------------------------------------
       142,100 (1)    Ceasars Entertainment                                       2,850,526
                      -------------------------------------------------
        64,100 (2)    Royal Caribbean Cruises Ltd.                                3,028,725
                      -------------------------------------------------
        59,800 (2)    Yum Brands, Inc.                                            2,917,044
                      -------------------------------------------------     ----------------
                           Total                                                  8,796,295
                      -------------------------------------------------     ----------------
                      HOUSEHOLD DURABLES - 2.7%
                      -------------------------------------------------
        31,200        Black & Decker Corp.                                        2,587,104
                      -------------------------------------------------     ----------------
                      MEDIA - 15.9%
                      -------------------------------------------------
        76,200 (1)    Entercom Communications Corp.                               2,622,804
                      -------------------------------------------------
        70,600        Harte Hanks, Inc.                                           1,892,080
                      -------------------------------------------------
       149,500 (1)    Interpublic Group of Companies, Inc.                        1,964,430
                      -------------------------------------------------
        34,400        McClatchy Co.                                               2,495,376
                      -------------------------------------------------
        34,000        Omnicon Group, Inc.                                         3,096,380
                      -------------------------------------------------
        81,500        Tribune Co.                                                 3,319,495
                      -------------------------------------------------     ----------------
                           Total                                                 15,390,565
                      -------------------------------------------------     ----------------
                      MULTILINE RETAIL - 2.4%
                      -------------------------------------------------
        33,200 (2)    Neiman Marcus Group, Inc.                                   2,397,040
                      -------------------------------------------------     ----------------
                           Total Consumer Discretionary                          29,171,004
                      -------------------------------------------------     ----------------
                      CONSUMER STAPLES - 6.7%
                      -------------------------------------------------
                      FOOD & STAPLES RETAILING - 3.9%
                      -------------------------------------------------
        75,700        CVS Corp.                                                   3,772,131
                      -------------------------------------------------     ----------------
                      HOUSEHOLD PRODUCTS - 2.8%
                      -------------------------------------------------
        63,300 (1,2)  Rayovac Corp.                                               2,721,900
                      -------------------------------------------------     ----------------
                           Total Consumer Staples                                 6,494,031
                      -------------------------------------------------     ----------------
                      FINANCIALS - 19.0%
                      -------------------------------------------------
                      CONSUMER FINANCE - 1.5%
                      -------------------------------------------------
        18,900        Capital One Financial Corp.                                 1,449,252
                      -------------------------------------------------     ----------------
                      INSURANCE - 7.7%
                      -------------------------------------------------
        39,400        Aon Corp.                                                     965,694
                      -------------------------------------------------
        10,600 (1)    Markel Corp.                                                3,789,500
                      -------------------------------------------------
        46,800        MBIA, Inc.                                                  2,742,480
                      -------------------------------------------------     ----------------
                           Total                                                  7,497,674
                      -------------------------------------------------     ----------------
                      INVESTMENT SERVICES - 9.8%
                      -------------------------------------------------
        79,900 (2)    Eaton Vance Corp.                                           2,154,104
                      -------------------------------------------------
       231,300        Janus Capital Group, Inc.                                   3,245,139
                      -------------------------------------------------
        28,100        Legg Mason, Inc.                                            2,265,984
                      -------------------------------------------------
        30,400 (2)    T Rowe Price Group, Inc.                                    1,866,256
                      -------------------------------------------------     ----------------
                           Total                                                  9,531,483
                      -------------------------------------------------     ----------------
                           Total Financials                                      18,478,409
                      -------------------------------------------------     ----------------
                      HEALTHCARE - 14.7%
                      -------------------------------------------------
                      HEALTHCARE EQUIPMENT & SUPPLIES - 6.4%
                      -------------------------------------------------
       133,500        IMS Health, Inc.                                            3,250,725
                      -------------------------------------------------

REGIONS MORGAN KEEGAN SELECT MID CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
------------------------------------------------------------------------------------------
    SHARES                                                                     VALUE
---------------     -------------------------------------------------     ----------------
        82,500 (1)    Sybron Dental Specialties, Inc.                             2,946,900
                      -------------------------------------------------     ----------------
                           Total                                                  6,197,625
                      -------------------------------------------------     ----------------
                      HEALTHCARE PROVIDERS & SERVICES - 2.9%
                      -------------------------------------------------
        68,800 (1,2)  Lincare Holdings, Inc.                                      2,791,904
                      -------------------------------------------------     ----------------
                      PHARMACEUTICALS - 5.4%
                      -------------------------------------------------
        58,100        Omnicare, Inc.                                              2,003,869
                      -------------------------------------------------
        55,600        Cardinal Health, Inc.                                       3,255,380
                      -------------------------------------------------     ----------------
                           Total                                                  5,259,249
                      -------------------------------------------------     ----------------
                           Total Healthcare                                      14,248,778
                      -------------------------------------------------     ----------------
                      INDUSTRIALS - 15.1%
                      -------------------------------------------------
                      COMMERCIAL SERVICES & SUPPLIES - 15.1%
                      -------------------------------------------------
       110,800        Brink's Co.                                                 3,840,328
                      -------------------------------------------------
        39,800 (1)    Dun & Bradstreet Corp.                                      2,446,108
                      -------------------------------------------------
        96,900        Equifax, Inc.                                               2,944,791
                      -------------------------------------------------
       101,900        Republic Services, Inc.                                     3,231,249
                      -------------------------------------------------
       152,400 (2)    Steelcase, Inc.                                             2,176,272
                      -------------------------------------------------     ----------------
                           Total Industrials                                     14,638,748
                      -------------------------------------------------     ----------------
                      INFORMATION TECHNOLOGY - 7.9%
                      -------------------------------------------------
                      COMMUNICATIONS EQUIPMENT - 0.9.%
                      -------------------------------------------------
        76,100 (1,2)  Andrew Corp.                                                  920,810
                      -------------------------------------------------     ----------------
                      IT CONSULTING & SERVICES - 7.0%
                      -------------------------------------------------
       137,400 (1)    Accenture Ltd.                                              3,510,570
                      -------------------------------------------------
       122,700 (1)    SunGard Data Systems, Inc.                                  3,203,697
                      -------------------------------------------------     ----------------
                           Total                                                  6,714,267
                      -------------------------------------------------     ----------------
                           Total Information Technology                           7,635,077
                      -------------------------------------------------     ----------------
                      SERVICES - 4.8%
                      -------------------------------------------------
                      BROADCAST & CABLE TV - 1.1%
                      -------------------------------------------------
        74,300 (1)    Radio One, Inc.                                             1,015,681
                      -------------------------------------------------     ----------------
                      BUSINESS SERVICES - 3.7%
                      -------------------------------------------------
        79,000        Aramark Corporation                                         2,214,370
                      -------------------------------------------------
        40,800        Fair Issac Corp.                                            1,379,040
                      -------------------------------------------------     ----------------
                           Total                                                  3,593,410
                      -------------------------------------------------     ----------------
                           Total Services                                         4,609,091
                      -------------------------------------------------     ----------------
                           TOTAL COMMON STOCKS
                           (IDENTIFIED COST $81,333,718)                        $95,275,138
                      -------------------------------------------------     ----------------
MUTUAL FUNDS - 14.9%
----------------------------------------------------------------------------
    13,857,335        BNY Institutional Cash Reserves Fund (held as
                      collateral for securities lending) (IDENTIFIED COST
                      $13,857,335)                                               13,857,335
                      -------------------------------------------------
       274,664        Fidelity Domestic Money Market Fund                           274,664
                      -------------------------------------------------
       275,448        Fidelity Money Market Fund                                    275,448
                    -------------------------------------------------     ----------------
                         TOTAL MUTUAL FUNDS (IDENTIFIED COST
                         $14,407,447)                                         $14,407,447
                    -------------------------------------------------     ----------------

REGIONS MORGAN KEEGAN SELECT MID CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
------------------------------------------------------------------------------------------
    SHARES                                                                     VALUE
---------------     -------------------------------------------------     ----------------
                         TOTAL INVESTMENTS - 113.2% (IDENTIFIED COST
                         $95,741,165)                                        $109,682,585
                    -------------------------------------------------     ----------------
                         OTHER ASSETS AND LIABILITIES - NET - (13.2)%         (12,751,880)
                    -------------------------------------------------     ----------------
                         TOTAL NET ASSETS - 100.0%                            $96,930,705
                    -------------------------------------------------     ================

(1)  Non-income producing security.
(2)  Certain shares are temporarily on loan to unaffiliated broker/dealers.  As of Feburary
       28, 2005, securities subject to this type or arrangement and related collateral were as follows.

       MARKET VALUE OF SECURITIES LOANED       MARKET VALUE OF COLLATERAL
       $13,446,252                                            $13,857,335
Note:  The categories of investments are shown as a percentage of total net assets at
        Feburary 28,2005.

REGIONS MORGAN KEEGAN SELECT BALANCED FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
-------------------------------------------------------------------------------------------------
    SHARES                                                                            VALUE
---------------      ----------------------------------------------------        ----------------
COMMON STOCKS - 66.9%
-------------------------------------------------------------------------
                     CONSUMER DISCRETIONARY - 5.1%
                     ----------------------------------------------------
                     AUTO COMPONENTS - 0.4%
                     ----------------------------------------------------
        40,000 (1,2) The Goodyear Tire & Rubber Co.                                      578,400
                     ----------------------------------------------------        ----------------
                     FOOD & DRUG RETAIL - 0.6%
                     ----------------------------------------------------
        14,000       CVS Corp.                                                           697,620
                     ----------------------------------------------------        ----------------
                     INTERNET & CATALOG RETAIL - 0.3%
                     ----------------------------------------------------
         8,000  (1)  eBay, Inc.                                                          342,720
                     ----------------------------------------------------        ----------------
                     SPECIALTY RETAIL - 2.8%
                     ----------------------------------------------------
        16,000 (1,2) Chico's FAS, Inc.                                                   471,200
                     ----------------------------------------------------
        30,000       Home Depot, Inc.                                                  1,200,600
                     ----------------------------------------------------
        30,000  (2)  Lowes Companies, Inc.                                             1,763,400
                     ----------------------------------------------------        ----------------
                          Total                                                        3,435,200
                     ----------------------------------------------------        ----------------
                     TEXTILES, APPAREL & LUXURY GOODS - 1.0%
                     ----------------------------------------------------
        20,000       VF Corp.                                                          1,195,200
                     ----------------------------------------------------        ----------------
                          Total Consumer Discretionary                                 6,249,140
                     ----------------------------------------------------        ----------------
                     CONSUMER STAPLES - 5.4%
                     ----------------------------------------------------
                     BEVERAGES - 1.2%
                     ----------------------------------------------------
        28,000       Pepsico, Inc.                                                     1,508,080
                     ----------------------------------------------------        ----------------
                     HOUSEHOLD PRODUCTS - 0.8%
                     ----------------------------------------------------
        17,000       Proctor & Gamble Co.                                                902,530
                     ----------------------------------------------------        ----------------
                     TOBACCO - 3.4%
                     ----------------------------------------------------
        30,000       Altria Group, Inc.                                                1,969,500
                     ----------------------------------------------------
        40,000       UST, Inc.                                                         2,186,000
                     ----------------------------------------------------        ----------------
                          Total                                                        4,155,500
                     ----------------------------------------------------        ----------------
                          Total Consumer Staples                                       6,566,110
                     ----------------------------------------------------        ----------------
                     ENERGY - 15.9%
                     ----------------------------------------------------
                     ENERGY EQUIPMENT & SERVICES - 6.3%
                     ----------------------------------------------------
        24,000       B.J. Services Co.                                                 1,199,040
                     ----------------------------------------------------
        44,000  (2)  GlobalSantaFe Corp.                                               1,650,000
                     ----------------------------------------------------
       100,000 (1,2) Newpark Resources, Inc.                                             639,000
                     ----------------------------------------------------
        30,000       Smith International, Inc.                                         1,927,800
                     ----------------------------------------------------
        30,000       Schlumberger Ltd.                                                 2,263,500
                     ----------------------------------------------------        ----------------
                          Total                                                        7,679,340
                     ----------------------------------------------------        ----------------
                     OIL & GAS - 9.6%
                     ----------------------------------------------------
        24,000       Chevron Texaco Corp.                                              1,489,920
                     ----------------------------------------------------
        28,000       ConocoPhillips                                                    3,104,920
                     ----------------------------------------------------
        40,000       Devon Energy Corp.                                                1,871,600
                     ----------------------------------------------------
        52,000       Exxon Mobil Corp.                                                 3,292,120
                     ----------------------------------------------------
        16,000       Occidental Petroleum Corp.                                        1,124,320
                     ----------------------------------------------------
        20,000       XTO Energy, Inc.                                                    910,400
                     ----------------------------------------------------        ----------------
                          Total                                                       11,793,280
                     ----------------------------------------------------        ----------------
                          Total Energy                                                19,472,620
                     ----------------------------------------------------        ----------------
                     FINANCIALS - 8.8%
                     ----------------------------------------------------
                     COMMERCIAL BANKS - 3.1%
                     ----------------------------------------------------

REGIONS MORGAN KEEGAN SELECT BALANCED FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
-------------------------------------------------------------------------------------------------
    SHARES                                                                            VALUE
---------------      ----------------------------------------------------        ----------------
        50,000       Bank of America Corp.                                             2,332,500
                     ----------------------------------------------------
         5,000  (2)  Commerce Bancorp, Inc.                                              306,400
                     ----------------------------------------------------
        20,000       Well Fargo & Co.                                                  1,187,600
                     ----------------------------------------------------        ----------------
                          Total                                                        3,826,500
                     ----------------------------------------------------        ----------------
                     CONSUMER FINANCE - 1.0%
                     ----------------------------------------------------
        24,000       American Express Co.                                              1,299,600
                     ----------------------------------------------------        ----------------
                     DIVERSIFIED FINANCIAL SERVICES - 1.6%
                     ----------------------------------------------------
        40,000  (2)  Citigroup, Inc.                                                   1,908,800
                     ----------------------------------------------------        ----------------
                     INVESTMENT SERVICES - 1.0%
                     ----------------------------------------------------
        13,000       Lehman Brothers Holdings, Inc.                                    1,185,340
                     ----------------------------------------------------        ----------------
                     INSURANCE - 2.1%
                     ----------------------------------------------------
        26,000       Aflac, Inc.                                                         996,580
                     ----------------------------------------------------
        24,000       American International Group, Inc.                                1,603,200
                     ----------------------------------------------------        ----------------
                          Total                                                        2,599,780
                     ----------------------------------------------------        ----------------
                          Total Financials                                            10,820,020
                     ----------------------------------------------------        ----------------
                     HEALTHCARE - 9.3%
                     ----------------------------------------------------
                     BIOTECHNOLOGY - 3.5%
                     ----------------------------------------------------
        12,000 (1,2) Amgen, Inc.                                                         739,320
                     ----------------------------------------------------
        12,000  (1)  Biogen Idec                                                         463,800
                     ----------------------------------------------------
        12,000 (1,2) Genzyme Corp.                                                       673,080
                     ----------------------------------------------------
        48,000  (1)  Gilead Sciences, Inc.                                             1,658,400
                     ----------------------------------------------------
        50,000 (1,2) Ivax Corp.                                                          799,500
                     ----------------------------------------------------        ----------------
                          Total                                                        4,334,100
                     ----------------------------------------------------        ----------------
                     HEALTHCARE EQUIPMENT & SUPPLIES - 1.3%
                     ----------------------------------------------------
        30,000       Medtronic, Inc.                                                   1,563,600
                     ----------------------------------------------------        ----------------
                     HEALTHCARE PROVIDERS & SERVICES - 1.2%
                     ----------------------------------------------------
        16,000  (1)  Coventry Health Care, Inc.                                        1,009,600
                     ----------------------------------------------------
         4,000  (2)  Quest Diagnostics, Inc.                                             397,600
                     ----------------------------------------------------        ----------------
                          Total                                                        1,407,200
                     ----------------------------------------------------        ----------------
                     PHARMACEUTICALS - 3.3%
                     ----------------------------------------------------
        25,000       Eli Lilly and Co.                                                 1,400,000
                     ----------------------------------------------------
        32,000       Johnson & Johnson, Inc.                                           2,099,200
                     ----------------------------------------------------
        30,000       Schering-Plough Corp.                                               568,500
                     ----------------------------------------------------        ----------------
                          Total                                                        4,067,700
                     ----------------------------------------------------        ----------------
                          Total Healthcare                                            11,372,600
                     ----------------------------------------------------        ----------------
                     INDUSTRIALS - 2.9%
                     ----------------------------------------------------
                     INDUSTRIAL CONGLOMERATES - 2.9%
                     ----------------------------------------------------
       100,000       General Electric Co.                                              3,520,000
                     ----------------------------------------------------        ----------------
                     INFORMATION TECHNOLOGY - 5.1%
                     ----------------------------------------------------
                     COMMUNICATIONS EQUIPMENT - 1.6%
                     ----------------------------------------------------
         4,000 (1,2) Google, Inc.                                                        751,960
                     ----------------------------------------------------
        16,000       Qualcomm, Inc.                                                      576,800
                     ----------------------------------------------------
        30,000  (1)  Tellabs, Inc.                                                       213,000
                     ----------------------------------------------------
        14,000  (1)  Yahoo, Inc.                                                         451,780
                     ----------------------------------------------------        ----------------
                          Total                                                        1,993,540
                     ----------------------------------------------------        ----------------

REGIONS MORGAN KEEGAN SELECT BALANCED FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
-------------------------------------------------------------------------------------------------
    SHARES                                                                            VALUE
---------------      ----------------------------------------------------        ----------------
                     SEMICONDUCTOR EQUIPMENT & PRODUCTS - 2.3%
                     ----------------------------------------------------
        60,000 (1,2) Applied Materials, Inc.                                           1,047,000
                     ----------------------------------------------------
        12,000 (1,2) Cree, Inc.                                                          282,240
                     ----------------------------------------------------
        40,000       Intel Corp.                                                         959,600
                     ----------------------------------------------------
        10,000 (1,2) KLA Tencor Corp.                                                    494,100
                     ----------------------------------------------------        ----------------
                          Total                                                        2,782,940
                     ----------------------------------------------------        ----------------
                     SOFTWARE - 1.2%
                     ----------------------------------------------------
        44,000       Microsoft Corp.                                                   1,107,040
                     ----------------------------------------------------
        14,000  (1)  Symantec Corp.                                                      308,140
                     ----------------------------------------------------        ----------------
                          Total                                                        1,415,180
                     ----------------------------------------------------        ----------------
                          Total Information Technology                                 6,191,660
                     ----------------------------------------------------        ----------------
                     MATERIALS - 8.7%
                     ----------------------------------------------------
                     CAPITAL GOODS - 2.6%
                     ----------------------------------------------------
        14,000       Deere and Co.                                                       995,540
                     ----------------------------------------------------
        30,000  (1)  Lone Star Technologies, Inc.                                      1,359,300
                     ----------------------------------------------------
        14,000       Vulcan Materials Co.                                                810,040
                     ----------------------------------------------------        ----------------
                          Total                                                        3,164,880
                     ----------------------------------------------------        ----------------
                     CHEMICALS - 1.1%
                     ----------------------------------------------------
        24,000       Dow Chemical Co.                                                  1,323,600
                     ----------------------------------------------------        ----------------
                     METALS & MINING - 5.0%
                     ----------------------------------------------------
        50,000       Agnico Eagle Mines Ltd.                                             723,500
                     ----------------------------------------------------
        28,000       Arch Coal, Inc.                                                   1,248,520
                     ----------------------------------------------------
        80,000 (1,2) Barrick Gold Corp.                                                1,992,000
                     ----------------------------------------------------
        50,000       Newmont Mining Corp.                                              2,251,000
                     ----------------------------------------------------        ----------------
                          Total                                                        6,215,020
                     ----------------------------------------------------        ----------------
                          Total Materials                                             10,703,500
                     ----------------------------------------------------        ----------------
                     SERVICES - 0.1%
                     ----------------------------------------------------
                     RESTAURANTS - 0.1%
                     ----------------------------------------------------
         3,000  (1)  Starbucks Corp.                                                     155,430
                     ----------------------------------------------------        ----------------
                     TELECOMMUNICATION SERVICES - 1.2%
                     ----------------------------------------------------
                     WIRELESS TELECOMMUNICATION SERVICES - 1.2%
                     ----------------------------------------------------
        50,000  (1)  Nextel Communications, Inc.                                       1,471,500
                     ----------------------------------------------------        ----------------
                     UTLITIES - 4.4%
                     ----------------------------------------------------
                     ELECTRIC UTILITIES - 3.9%
                     ----------------------------------------------------
        50,000       Duke Energy Corp.                                                 1,349,500
                     ----------------------------------------------------
        12,000       FPL Group, Inc.                                                     952,200
                     ----------------------------------------------------
        40,000       Southern Company, Inc.                                            1,284,800
                     ----------------------------------------------------
        16,000       TXU Corp.                                                         1,220,000
                     ----------------------------------------------------        ----------------
                          Total                                                        4,806,500
                     ----------------------------------------------------        ----------------
                     GAS UTILITIES - 0.5%
                     ----------------------------------------------------
        50,000       El Paso Corp.                                                       616,500
                     ----------------------------------------------------        ----------------
                          Total Utilities                                              5,423,000
                     ----------------------------------------------------        ----------------
                          TOTAL COMMON STOCKS
                          (IDENTIFIED COST $64,691,619)                              $81,945,580
                     ----------------------------------------------------        ----------------

REGIONS MORGAN KEEGAN SELECT BALANCED FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
-------------------------------------------------------------------------------------------------
    SHARES                                                                            VALUE
---------------      ----------------------------------------------------        ----------------
CORPORATE BONDS - 7.0%
---------------------------------------------------------------------------------
                     FINANCIALS - 1.6%
                     ----------------------------------------------------
                     CAPITAL MARKETS - 0.8%
                     ----------------------------------------------------
     1,000,000       BP Capital Markets PLC, Note, 4.625%, 5/27/2005                   1,003,995
                     ----------------------------------------------------        ----------------
                     INSURANCE - 0.8%
                     ----------------------------------------------------
     1,000,000       Allstate Corp., 5.375%, 12/01/2006                                1,021,848
                     ----------------------------------------------------        ----------------
                          Total Financials                                             2,025,843
                     ----------------------------------------------------        ----------------
                     HEALTHCARE - 1.6%
                     ----------------------------------------------------
                     PHARMACEUTICALS - 1.6%
                     ----------------------------------------------------
     1,000,000       Abbott Laboratories, Note, 3.500%, 2/17/2009                        976,862
                     ----------------------------------------------------        ----------------
     1,000,000  (2)  Pfizer, Inc., Note, 2.500%, 3/15/2007                               972,727
                     ----------------------------------------------------        ----------------
                          Total Healthcare                                             1,949,589
                     ----------------------------------------------------        ----------------
                     INDUSTRIALS - 0.8%
                     ----------------------------------------------------
                     ROAD & RAIL - 0.8%
                     ----------------------------------------------------
     1,000,000       Burlington Northern Santa Fe Corp., Equip. Trust,
                     ----------------------------------------------------
                     (Series 99-A), 5.850%, 5/1/2005                                   1,004,631
                     ----------------------------------------------------        ----------------
                     INFORMATION TECHNOLOGY - 1.3%
                     ----------------------------------------------------
                     COMPUTERS & PERIPHERALS - 1.3%
     1,500,000       International Business Machines Corp., 4.875%,
                     10/01/2006                                                        1,525,930
                     ----------------------------------------------------        ----------------
                     TELECOMMUNICATION SERVICES - 1.7%
                     ----------------------------------------------------
                     DIVERSIFIED TELECOMMUNICATION SERVICES - 1.7%
                     ----------------------------------------------------
     2,000,000  (2)  SBC Communications, Inc., Note, 5.750%, 5/2/2006                  2,044,840
                     ----------------------------------------------------        ----------------
                          TOTAL CORPORATE BONDS
                          (IDENTIFIED COST $8,511,928)                                $8,550,833
                     ----------------------------------------------------        ----------------
GOVERNMENT AGENCIES - 9.9%
-------------------------------------------------------------------------
                     FEDERAL HOME LOAN BANK - 5.0% (3)
                     ----------------------------------------------------
     2,000,000       4.875%, 11/15/2006                                                2,039,468
                     ----------------------------------------------------
     2,000,000       5.375%, 2/15/2006                                                 2,035,480
                     ----------------------------------------------------
     2,000,000       6.500%, 11/15/2006                                                2,092,692
                     ----------------------------------------------------        ----------------
                          Total                                                        6,167,640
                     ----------------------------------------------------        ----------------
                     FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.9% (3)
                     ----------------------------------------------------
     2,000,000  (2)  2.500%, 6/15/2006                                                 1,973,732
                     ----------------------------------------------------
     2,000,000  (2)  4.250%, 5/15/2009                                                 2,003,014
                     ----------------------------------------------------
     2,000,000       5.250%, 4/15/2007                                                 2,057,580
                     ----------------------------------------------------        ----------------
                          Total                                                        6,034,326
                     ----------------------------------------------------        ----------------
                          TOTAL GOVERNMENT AGENCIES
                          (IDENTIFIED COST $11,983,126)                              $12,201,966
                     ----------------------------------------------------        ----------------
MORTGAGE BACKED SECURITIES - 7.7%
-------------------------------------------------------------------------
                     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 7.7%
                     ----------------------------------------------------
     1,281,577       5.000%, 2/15/2018                                                 1,304,581
                     ----------------------------------------------------
     1,322,409       5.000%, 2/15/2018                                                 1,346,146
                     ----------------------------------------------------

REGIONS MORGAN KEEGAN SELECT BALANCED FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
-------------------------------------------------------------------------------------------------
    SHARES                                                                            VALUE
---------------      ----------------------------------------------------        ----------------
     1,424,634       5.000%, 3/15/2018                                                 1,450,206
                     ----------------------------------------------------
     1,566,276       5.000%, 5/15/2018                                                 1,594,391
                     ----------------------------------------------------
     1,865,491       5.000%, 6/15/2019                                                 1,898,511
                     ----------------------------------------------------
     1,774,232       5.000%, 8/15/2019                                                 1,805,636
                     ----------------------------------------------------        ----------------
                          TOTAL MORTGAGE BACKED SECURITIES
                          (IDENTIFIED COST $9,527,339)                                $9,399,471
                     ----------------------------------------------------        ----------------
U.S. TREASURY - 4.5%
-------------------------------------------------------------------------
                     U.S. TREASURY NOTES - 4.5%
                     ----------------------------------------------------
     1,500,000  (2)  3.250%, 1/15/2009                                                 1,466,309
                     ----------------------------------------------------
     2,000,000  (2)  4.000%, 6/15/2009                                                 2,005,000
                     ----------------------------------------------------
     2,000,000  (2)  6.500%, 10/15/2006                                                2,093,750
                     ----------------------------------------------------        ----------------
                          TOTAL U.S. TREASURY
                          (IDENTIFIED COST $5,533,144)                                $5,565,059
                     ----------------------------------------------------        ----------------
MUTUAL FUNDS - 15.9%
-------------------------------------------------------------------------
    17,237,218       BNY Institutional Cash Reserves Fund (held as
                     collateral for securities lending) (IDENTIFIED COST
                     $17,237,218)                                                     17,237,218
                     ----------------------------------------------------
     1,154,241       Fidelity Domestic Money Market Fund                               1,154,241
                     ----------------------------------------------------
     1,157,140       Fidelity Money Market Fund                                        1,157,140
                     ----------------------------------------------------        ----------------
                          TOTAL MUTUAL FUNDS (IDENTIFIED COST
                          $19,548,599)                                               $19,548,599
                     ----------------------------------------------------        ----------------
                          TOTAL INVESTMENTS - 111.9% (IDENTIFIED COST
                          $119,795,755)                                             $137,211,508
                     ----------------------------------------------------        ----------------
                          OTHER ASSETS AND LIABILITIES - NET - (11.9)%               (14,626,146)
                     ----------------------------------------------------        ----------------
                          TOTAL NET ASSETS - 100.0%                                 $122,585,362
                     ----------------------------------------------------        ================

CALL OPTIONS WRITTEN FEBRUARY 28, 2005
-------------------------------------------------------------------------
    NUMBER
      OF                                                                             MARKET
  CONTRACTS          COMMON STOCKS/EXPIRATION DATE/EXERCISE PRICE                     VALUE
---------------      ----------------------------------------------------        ----------------
     100             GlobalSantaFe Corp./July/40                                          16,500
                     ----------------------------------------------------
     100             Exxon Mobil Corp./July/60                                            56,000
                     ----------------------------------------------------        ----------------
                     TOTAL CALL OPTIONS WRITTEN (PREMIUMS RECEIVED $22,944)              $72,500
                     ----------------------------------------------------        ----------------

(1)  Non-income producing security.
(2)  Certain shares are temporarily on loan to unaffiliated broker/dealers.  As of February
     28, 2005, securities subject to this type or arrangement and related collateral were as follows.
     MARKET VALUE OF SECURITIES LOANED              MARKET VALUE OF COLLATERAL
     $16,669,746                                                   $17,237,218
(3)  The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

REGIONS MORGAN KEEGAN SELECT BALANCED FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
-------------------------------------------------------------------------------------------------
    SHARES                                                                            VALUE
---------------      ----------------------------------------------------        ----------------
Note:  The categories of investments are shown as a percentage of total net assets at
            February 28, 2005.

REGIONS MORGAN KEEGAN SELECT FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
-----------------------------------------------------------------------------------------------------
  PRINCIPAL
    AMOUNT                                                                                VALUE
---------------      ---------------------------------------------------------       ----------------
CORPORATE BONDS - 22.7%
------------------------------------------------------------------------------
                      CONSUMER DISCRETIONARY - 1.2%
                     ---------------------------------------------------------
                      MEDIA - 1.2%
                     ---------------------------------------------------------
     3,000,000        Washington Post, 5.500%, 2.15.2009                                   3,124,131
                     ---------------------------------------------------------       ----------------
                      CONSUMER STAPLES - 1.2%
                     ---------------------------------------------------------
                      PERSONAL PRODUCTS - 1.2%
                     ---------------------------------------------------------
      3,000,000       Avon Products, 6.550%, 8/1/2007                                       3,168,801
                     ---------------------------------------------------------       ----------------
                      ENERGY - 0.8%
                     ---------------------------------------------------------
                      OIL & GAS - 0.8%
                     ---------------------------------------------------------
      2,000,000       BP Capital Markets PLC, Note, 4.625%, 4/15/2009                       2,120,998
                     ---------------------------------------------------------
                      FINANCIALS - 14.6%
                     ---------------------------------------------------------
                      CAPITAL MARKETS - 4.4%
                     ---------------------------------------------------------
      6,000,000       Goldman Sachs Group, Inc., Note, 5.500%, 11/15/2014                   6,162,972
                     ---------------------------------------------------------
      5,000,000       J.P. Morgan Chase & Co., Sub. Note, 6.500%, 1/15/2009                 5,376,815
                     ---------------------------------------------------------       ----------------
                           Total                                                           11,539,787
                     ---------------------------------------------------------       ----------------
                      COMMERCIAL BANKS - 1.6%
                     ---------------------------------------------------------
      4,000,000       Wells Fargo & Co., Note, 5.900%, 5/21/2006                            4,107,672
                     ---------------------------------------------------------       ----------------
                      CONSUMER FINANCE - 7.0%
                     ---------------------------------------------------------
      5,000,000       American General Finance Corp., 4.625%, 9/1/2010                      4,981,955
                     ---------------------------------------------------------
      5,000,000  (1)  Household Finance Corp., Note, 4.625%, 1/15/2008                      5,058,420
                     ---------------------------------------------------------
      8,000,000       Household Finance Corp., Unsecd. Note, 5.750%,
                     ---------------------------------------------------------
                      01/30/2007                                                            8,259,008
                     ---------------------------------------------------------       ----------------
                           Total                                                           18,299,383
                     ---------------------------------------------------------       ----------------
                      DIVERSIFIED FINANCIAL SERVICES - 1.6%
                     ---------------------------------------------------------
      4,000,000       General Electric Capital Corp., Note, (Series MTNA),
                     ---------------------------------------------------------
                      5.375%, 3/15/2007                                                     4,107,708
                     ---------------------------------------------------------       ----------------
                           Total Financials                                                38,054,550
                     ---------------------------------------------------------       ----------------
                      HEALTHCARE - 1.5%
                     ---------------------------------------------------------
                      PHARMACEUTICALS - 1.5%
                     ---------------------------------------------------------
      4,000,000       Pfizer, Inc., Note, 2.500%, 3/15/2007                                 3,890,908
                     ---------------------------------------------------------       ----------------
                      INDUSTRIALS - 2.0%
                      ---------------------------------------------------------
                      ELECTRICAL EQUIPMENT - 2.0%
                     ---------------------------------------------------------
      5,000,000       Emerson Electric Co., Unsecd. Note, 5.850%, 3/15/2009                 5,274,625
                     ---------------------------------------------------------       ----------------
                      INFORMATION TECHNOLOGY - 1.4%
                     ---------------------------------------------------------
                      COMPUTERS & PERIPHERALS - 1.4%
                      ---------------------------------------------------------
     3,500,000       International Business Machines Corp., 4.875%,
                     ---------------------------------------------------------
                       10/01/2006                                                           3,560,505
                     ---------------------------------------------------------       ----------------
      57,500,000           TOTAL CORPORATE BONDS
                           (IDENTIFIED COST $57,524,397)                                  $59,194,518
                     ---------------------------------------------------------       ----------------
GOVERNMENT AGENCIES - 38.4%
------------------------------------------------------------------------------
                     FEDERAL HOME LOAN BANK - 8.4% (2)
                     ---------------------------------------------------------
     5,000,000       5.375%, 2/15/2006                                                     5,088,700
                     ---------------------------------------------------------
     2,000,000       5.615%, 3/1/2006                                                      2,042,192
                     ---------------------------------------------------------
     5,000,000       5.800%, 3/30/2009                                                     5,320,930
                     ---------------------------------------------------------

REGIONS MORGAN KEEGAN SELECT FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
-----------------------------------------------------------------------------------------------------
  PRINCIPAL
    AMOUNT                                                                                VALUE
---------------      ---------------------------------------------------------       ----------------
     2,000,000       5.875%, 2/15/2011                                                     2,142,622
                     ---------------------------------------------------------
     2,005,000  (1)  6.375%, 8/15/2006                                                     2,083,524
                     ---------------------------------------------------------
     5,000,000       6.500%, 11/15/2006                                                    5,231,730
                     ---------------------------------------------------------       ----------------
                          Total                                                           21,909,698
                     ---------------------------------------------------------       ----------------
                     FEDERAL HOME LOAN MORTGAGE CORPORATION - 15.4% (2)
                     ---------------------------------------------------------
     8,000,000       4.375%, 7/30/2009                                                     7,931,808
                     ---------------------------------------------------------
     4,500,000       5.000%, 6/15/2033                                                     4,519,710
                     ---------------------------------------------------------
     6,000,000       5.250%, 11/05/2012                                                    6,029,442
                     ---------------------------------------------------------
     4,000,000  (1)  5.500%, 7/15/2006                                                     4,103,804
                     ---------------------------------------------------------
     4,000,000       5.750%, 3/15/2009                                                     4,236,184
                     ---------------------------------------------------------
     4,000,000  (1)  5.750%, 4/15/2008                                                     4,205,104
                     ---------------------------------------------------------
     1,750,000       6.000%, 6/15/2011                                                     1,898,614
                     ---------------------------------------------------------
     3,000,000       6.375%, 8/1/2011                                                      3,088,275
                     ---------------------------------------------------------
     4,000,000       6.625%, 9/15/2009                                                     4,392,276
                     ---------------------------------------------------------       ----------------
                          Total                                                           40,405,217
                     ---------------------------------------------------------       ----------------
                     FEDERAL NATIONAL MORTGAGE ASSOCIATION - 14.6% (2)
                     ---------------------------------------------------------
     6,000,000       4.6500%, 6/24/2009                                                    6,020,652
                     ---------------------------------------------------------
     6,000,000  (1)  5.0000%, 1/15/2007                                                    6,136,728
                     ---------------------------------------------------------
     4,138,387       5.0000%, 1/1/2020                                                     4,170,874
                     ---------------------------------------------------------
     5,000,000       5.0000%, 7/25/2033                                                    4,932,100
                     ---------------------------------------------------------
     3,000,000       5.2500%, 4/15/2007                                                    3,086,370
                     ---------------------------------------------------------
     5,000,000       5.6250%, 2/28/2012                                                    5,115,390
                     ---------------------------------------------------------
     4,000,000       6.0000%, 5/15/2008                                                    4,234,248
                     ---------------------------------------------------------
     4,000,000       6.6250%, 9/15/2009                                                    4,383,788
                     ---------------------------------------------------------       ----------------
                          Total                                                           38,080,150
                     ---------------------------------------------------------       ----------------
    97,393,387            TOTAL GOVERNMENT AGENCIES
                          (IDENTIFIED COST $97,886,152)                                 $100,395,064
                     ---------------------------------------------------------       ----------------
MORTGAGE BACKED SECURITIES - 21.4%
------------------------------------------------------------------------------
                     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 10.7%
                     ---------------------------------------------------------
     4,259,144       5.000%, 11/15/2018                                                    4,335,595
                     ---------------------------------------------------------
     4,515,793       5.000%, 11/15/2018                                                    4,596,852
                     ---------------------------------------------------------
     4,717,908       5.000%, 1/15/2019                                                     4,801,414
                     ---------------------------------------------------------
     9,625,385       5.000%, 6/15/2019                                                     9,795,755
                     ---------------------------------------------------------
     2,040,726       5.500%, 2/15/2018                                                     2,110,906
                     ---------------------------------------------------------
     2,283,025       5.500%, 2/15/2018                                                     2,361,538
                     ---------------------------------------------------------       ----------------
    27,441,981            Total                                                           28,002,061
                     ---------------------------------------------------------       ----------------
                     COLLATERALIZED MORTGAGE OBLIGATIONS - 10.7%
                     ---------------------------------------------------------
     5,142,216       Downey Savings & Loan 2004-AR3 2A2A, 2.780%, 7/19/2044                5,145,815
                     ---------------------------------------------------------
     8,927,583       J.P. Morgan Chase & Co. 2005-A1 3A3, 4.900%, 2/25/2035                8,948,474
                     ---------------------------------------------------------
     4,992,880       Master Mortgage 2005-1 9A1, 5.319%, 1/25/2035                         5,051,796
                     ---------------------------------------------------------
     2,400,000       Merrill Lynch 2005-A1 2A1, 4.665%, 12/25/2034                         2,408,664
                     ---------------------------------------------------------
     6,200,000       Structured Mortgage 2005-1 5A2, 5.321%, 1/25/2035                     6,245,570
                     ---------------------------------------------------------       ----------------
    27,662,679            Total                                                           27,800,319
                     ---------------------------------------------------------       ----------------
                          TOTAL MORTGAGE BACKED SECURITIES
                          (IDENTIFIED COST $56,019,086)                                  $55,802,381
                     ---------------------------------------------------------       ----------------

REGIONS MORGAN KEEGAN SELECT FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
-----------------------------------------------------------------------------------------------------
  PRINCIPAL
    AMOUNT                                                                                VALUE
---------------      ---------------------------------------------------------       ----------------
U.S. TREASURY - 15.5%
------------------------------------------------------------------------------
                     U.S. TREASURY NOTES - 15.5%
                     ---------------------------------------------------------
     6,000,000  (1)  3.500%, 11/15/2006                                                    5,997,888
                     ---------------------------------------------------------
     6,000,000  (1)  4.250%, 11/15/2013                                                    5,965,080
                     ---------------------------------------------------------
     5,000,000  (1)  4.250%, 11/15/2014                                                    4,952,540
                     ---------------------------------------------------------
     6,000,000  (1)  4.375%, 5/15/2007                                                     6,093,984
                     ---------------------------------------------------------
     6,000,000  (1)  4.625%, 5/15/2006                                                     6,089,298
                     ---------------------------------------------------------
     9,000,000  (1)  4.750%, 5/15/2014                                                     9,265,428
                     ---------------------------------------------------------
     2,000,000  (1)  5.375%, 2/15/2031                                                     2,199,062
                     ---------------------------------------------------------       ----------------
    40,000,000            TOTAL U.S. TREASURY
                          (IDENTIFIED COST $41,085,754)                                  $40,563,280
                     ---------------------------------------------------------       ----------------
MUTUAL FUND - 22.2%
------------------------------------------------------------------------------
    54,073,838       BNY Institutional Cash Reserves Fund (held as
                     collateral for securities lending) (identified cost
                     $54,073,838)                                                        $54,073,838
                     ---------------------------------------------------------
     1,903,800       Fidelity Domestic Money Market Fund                                   1,903,800
                     ---------------------------------------------------------
     2,129,557       Fidelity Money Market Fund                                            2,129,557
                     ---------------------------------------------------------       ----------------
                          TOTAL MUTUAL FUNDS (IDENTIFIED COST
                          $58,107,195) - 22.2%                                           $58,107,195
                     ---------------------------------------------------------       ----------------
                          TOTAL INVESTMENTS - 120.2% (IDENTIFIED COST
                          $310,622,584)                                                 $314,062,437
                     ---------------------------------------------------------       ----------------
                          OTHER ASSETS AND LIABILITIES - NET - (20.2)%                   (52,839,018)
                     ---------------------------------------------------------       ----------------
                          TOTAL NET ASSETS - 100.0%                                     $261,223,419
                     ---------------------------------------------------------       ================

(1)    Certain shares are temporarily on loan to unaffiliated broker/dealers. As of February 28, 2005, securities subject to this type or arrangement and related collateral were as follows.
       MARKET VALUE OF SECURITIES LOANED                  MARKET VALUE OF COLLATERAl
       $52,793,695                                                       $54,073,838
(2)   The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
Note:  The categories of investments are shown as a percentage of total net assets at
            February 28, 2005.

REGIONS MORGAN KEEGAN SELECT INTERMEDIATE TAX EXEMPT BOND FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------------------------
  PRINCIPAL
   AMOUNT                                                                              VALUE
----------------------     -----------------------------------------------     -------------------
MUNICIPAL BONDS - 96.6%
--------------------------------------------------------------------------
                           ALABAMA - 28.8%
                           ------------------------------------------------
               90,000      Alabama HFA Single Family, Revenue Bonds, 5.45%
                           (GNMA Collateral Home Mortgage Program LOC) /
                           (Original Issue Yield: 5.45%), 10/1/2007                        90,910
                           ------------------------------------------------
              250,000      Alabama State Public School & College Authority,
                           Revenue Bonds,(Original Issue Yield: 4.85%),
                           11/1/2006                                                      256,250
                           ------------------------------------------------
              500,000      Alabama Water PCA, Revenue Bond, 4.75% (AMBAC
                           INS) / (Original Issue Yield: 4.90%), 8/15/2014                514,255
                           ------------------------------------------------
              500,000      Anniston, AL Waterworks & Sewer Board, Refunding
                           Revenue Bonds, 12/1/2005                                       509,490
                           ------------------------------------------------
              430,000      Athens, AL , GO UT Warrants, 4.65% (AMBAC INS) /
                           (Original Issue: 4.70%), 8/1/2011                              451,139
                           ------------------------------------------------
              250,000      Auburn, AL, GO UT Warrants, 4.30% (Original
                           Issue Yield: 4.35%) 12/1/2007                                  259,630
                           ------------------------------------------------
              200,000      Auburn , AL GO UT, 3.90% (Original Issue Yield:
                           4.00%), 1/1/2008                                               205,880
                           ------------------------------------------------
              500,000      Auburn University, AL, Revenue Bonds, 3.80%
                           (AMBAC INS) / (Original Issue Yield: 3.90%),
                           6/1/2006                                                       507,965
                           ------------------------------------------------
              250,000      Baldwin County, AL, Refunding Bonds, 5.20%,
                           6/1/2008                                                       262,075
                           ------------------------------------------------
              500,000      Financing Authority, Revenue Bonds, 3.70%
                           (AMBAC INC)/(Original Issue Yield: 33,78%
                           6/1/2009                                                       511,230
                           ------------------------------------------------
              165,000      Birmingham, AL Medical Clinic Board, Revenue
                           Bonds, 8.30% (Babtist Medical Center, AL),
                           7/1/2008                                                       181,005
                           ------------------------------------------------
              250,000      Blount County, AL Water Authority, 4.75% (AMBAC
                           INS)/(Original Issue Yield: 4.90%), 8/1/2006                   257,710
                           ------------------------------------------------
              500,000      Decatur, AL Water Revenue Bonds, GO UT Revenue
                           Bonds, 4.65% (FSA/LOC) (Original Issue Yield:
                           4.65%), 5/1/2010                                               532,800
                           ------------------------------------------------
              275,000      Dothan, AL, GO UT Warrants, 6.25% (Original
                           Issue Yield: 6.249% 9/1/2007                                   287,416
                           ------------------------------------------------
              500,000      Homewood, AL GO LT, 3.625% (Original Issue Yield :
                           3.65%), 9/1/2008                                               510,795
                           ------------------------------------------------
              500,000      Houston County, AL, 4.95% (AMBAC INS),
                           10/15/2007                                                     527,445
                           ------------------------------------------------

REGIONS MORGAN KEEGAN SELECT INTERMEDIATE TAX EXEMPT BOND FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------------------------
  PRINCIPAL
   AMOUNT                                                                              VALUE
----------------------     -----------------------------------------------     -------------------
              500,000      Houston County, AL Board Education Capital
                           Outlay, Special Tax Warrants, 4.57% (MBIA
                           Insurance Corp. INS)/(Original Issue Yield:
                           4.57%), 12/1/2007                                              523,745
                           ------------------------------------------------
              300,000      Houston County, AL Hospital Board,
                           Revenue Bond Special tax, 6.875% (Original Issue
                           Yield: 6.874%), 4/1/2007                                       326,277
                           ------------------------------------------------
              250,000      Huntsville, AL Electric Systems, Revenue
                           Bonds, 4.00%, 12/1/2008                                        259,143
                           ------------------------------------------------
              500,000      Huntsville, AL Health Care Authority,
                           Revenue Bond, 4.70% (MBIA Insurance Corp.INS)/
                           (Original Issue Yield: 4.70%), 6/1/2012                        531,820
                           ------------------------------------------------
              500,000      Huntsville, AL Water Systems, Revenue
                           Bond Warrants, 4.875% (Original Issue Yield:
                           4.95%), 11/1/2015                                              525,695
                           ------------------------------------------------
              500,000      Limestone County, AL Water Authority,
                           4.70% (AMAC INS)/(Original Issue Yield:                        530,335
                           4.80%), 12/1/2009
                           ------------------------------------------------
              300,000      Madison, AL, 4.20% (Original Issue
                           Yield: 4.30%), 2/1/2009                                        312,846
                           ------------------------------------------------
              250,000      Madison, AL, GO UT Warrants, 4.15%
                           (AMBAC INS), 2/1/2008                                          259,295
                           ------------------------------------------------
              150,000      Madison, AL Water & Wastewater Board,
                           Revenue Bonds, 4.50%) (AMBAC INS) / (Original
                           Issue Yield: 4.50%), 12/1/2010                                 159,909
                           ------------------------------------------------
              500,000      Madison County, AL, GO UT Warrants,
                           4.55% (Original Issue Yield: 4.642%), 6/1/2005                 502,975
                           ------------------------------------------------
              250,000      Mobile, AL, GO UT Warrants, 5.20% (AMBAC INS) /
                           (Original Issue 5.30%), 2/15/2010                              273,555
                           ------------------------------------------------
              500,000      Montgomery, AL, GO UT Warrants (Series A), 5.10%
                           (Original Issue Yield:5.10%), 10/1/2008                        531,330
                           ------------------------------------------------
              125,000      Opelika, AL, GO UT Warrants (Series A), 5.60%
                           (AMBAC INS) / (Original Issue Yield: 5.65%),
                           7/1/2006                                                       126,884
                           ------------------------------------------------
              250,000      Oxford, AL, GO UT, 5.00% (AMBAC INS)/(Original
                           Issue Yield:4.999%), 5/1/2005                                  251,190
                           ------------------------------------------------
              250,000      Oxford, AL GO UT, 5.00% (AMBAC INS) / (Original
                           Issue Yield:5.05%, 1/2006                                      257,158
                           ------------------------------------------------
              250,000      Oxford, AL, GO UT, Warrants, 5.10% (AMBAC INS)/
                           (Original Issue Yield: 5.15%), 5/1/2008                        266,620
                           ------------------------------------------------
              250,000      Oxford, AL, GO UT Warrants, 5.20% (AMBAC INS) /
                           (Original Issue Yield:5.30%), 5/1/2010                         265,670
                           ------------------------------------------------
              225,000      Prattville, AL, GO UT, 3.30% (MBIA Insurance
                           Corp. INS)/(Original Issue Yield: 3.30%)
                           2/1/2006                                                       226,872
                           ------------------------------------------------

REGIONS MORGAN KEEGAN SELECT INTERMEDIATE TAX EXEMPT BOND FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------------------------
  PRINCIPAL
   AMOUNT                                                                              VALUE
----------------------     -----------------------------------------------     -------------------
              250,000
                           Prattville, AL, GO UT Warrants, 4.00% (MBIA
                           Insurance Corp. INS) 2/1/2009                                  259,343
                           ----------------------------------------------
              500,000      Scottsboro, AL Waterworks Sewer & Gas Board,
                           Revenue Bonds, 4.40% (MBIA Insurance Corp. INS)
                           / (Original Issue Yield: 4.55%, 8/1/2012                       517,405
                           ------------------------------------------------
              420,000      Sheffield, AL Electric Revenue, Refunding
                           Revenue Bonds, 4.25% Original Issue Yield:
                           4.25%), 7/1/2009                                               440,710
                           ------------------------------------------------
              250,000      Shelby County, AL Board of Education, GO LT
                           Warrants, 4.375% (AMBAC INS)/(Original Issue
                           Yield: 4.45%), 2/1/2007                                        258,113
                           ------------------------------------------------
              250,000      Shelby County, AL Board of Education, GO LT
                           Warrants, 4.50% (AMBAC INS)/(Original Issue
                           Yield: 4.65%), 2/1/2009                                        263,925
                           ------------------------------------------------
              500,000      Shelby County, AL Board of Education, GO LT,
                           4.75% (Original Issue Yield: 5.00%), 2/1/2013                  524,330
                           ------------------------------------------------
              150,000      Southeast Alabama Gas District, Series A, 5.15%
                           (AMBAC INS)/Original Issue Yield: 5.25%),
                           6/1/2009                                                       162,569
                           ------------------------------------------------
              250,000      Southeast Alabama Gas District, Series A, 5.25%
                           (AMBAC INS) / Original Issue Yield: 5.35%),
                           6/1/2011                                                       278,190
                           ------------------------------------------------
              335,000      Sylacuaga, AL Utilities Board, 4.375% (MBIA
                           Global Funding LLC 5/1/2006                                    342,213
                           ------------------------------------------------
              250,000      Trustville, AL, GO UT Warrants, 4.50% (MBIA
                           Insurance Corp. INS/ (Original Issue Yield:
                           4.60%), 10/1/2006                                              257,605
                           ------------------------------------------------
              250,000      Trustville, AL, GO Ltd., 3.70% (MBIA Insurance
                           Corp. INS)/(Original Issue Yield: 3.700%),
                           10/1/2005                                                      252,138
                           ------------------------------------------------
              250,000      Tuscaloosa, AL, GO UT Warrants, 4.40% (Original
                           Issue Yield: 4.50%), 7/1/2011                                  263,097
                           ------------------------------------------------
              500,000      Tuscaloosa, AL, GO UT, 4.00% (Original Issue
                           Yield: 4.10%) , 2/15/2013                                      516,980
                           ------------------------------------------------
            1,000,000      Tuscaloosa, AL, GO UT, 4.50% (Original Issue
                           Yield: 4.60%), 2/15/2013                                     1,052,370
                           ------------------------------------------------
              245,000      Tuscaloosa, AL City Board of Education,
                           Warrants, 4.55% (Original Issue Yield: 4.65%),
                           2/15/2010                                                      250,723
                           ------------------------------------------------
              625,000      Tuscaloosa County, AL, GO UT Warrants, 4.00%
                           (Original Issue Yield:4.00%), 10/1/2007                        643,675
                           ------------------------------------------------
              500,000      The Board of Trustees of the University of
                           Alabama, Revenue Bonds, 5.375% (FGIC LOC) /
                           (Original Issue Yield: 5.47%), 10/1/2011                       554,040
                           ------------------------------------------------

REGIONS MORGAN KEEGAN SELECT INTERMEDIATE TAX EXEMPT BOND FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------------------------
  PRINCIPAL
   AMOUNT                                                                              VALUE
----------------------     -----------------------------------------------     -------------------
              250,000      University of North Alabama, 4.65% (Original
                           Issue Yield: 4.75%), 11/1/2007                                 262,035
                           ------------------------------------------------    ------------------
                               Total                                                   19,096,775
                           ------------------------------------------------    ------------------
                           ARKANSAS - 2.6%
                           -----------------------------------------------
              440,000      Arkansas State University Revenue, Revenue
                           bonds, 4.60% (AMBAC (Original Issue Yield:
                           4.60%), 4/1/2011                                               455,765
                           ------------------------------------------------
              250,000      Jonesboro, AR County Water & Light Utility,
                           Revenue Bonds, 5.00%(MBIA Insurance Corp. INS)/
                           (Original Issue Yield: 5.05%) 11/15/2007                       264,303
                           -----------------------------------------------
            1,000,000      Little Rock, AR, 4.00%, 4/1/2014                             1,022,930
                           -----------------------------------------------     ------------------
                               Total                                                    1,742,998
                           -----------------------------------------------     ------------------
                           FLORIDA - 6.0%
                           -----------------------------------------------
            1,000,000      Florida State Board of Education, GO UT, 4.00%,
                           6/1/2009                                                     1,040,750
                           ------------------------------------------------
            1,000,000      JEA, FL Electric Systems, (Series D),
                           4.40% (Original Issue 4.53%). 10/1/2018                      1,005,290
                           ------------------------------------------------
              250,000      JEA, FL Electric Systems, (Series 3-A),
                           5.00% (Original Issue Yield 5.05%). 10/1/2006                  253,095
                           ------------------------------------------------
              250,000      Jacksonville, FL Excise Taxes, 5.65%, 10/1/2005                255,023
                           -----------------------------------------------
            1,000,000      Palm Beach County, FL Solid Waste Authority
                           Revenue, Revenue Bonds 3.00% (AMBAC INS) /
                           (Original Issue Yield: 3.00%), 10/1/2011                       960,370
                           ------------------------------------------------
              500,000      Seminole County, FL Gas Tax Revenue, Revenue
                           Bonds, 3.625% (FSA LOC )/(Original Issue Yield:
                           3.73%), 10/1/2008                                              513,255
                           ------------------------------------------------    -------------------
                               Total                                                    4,027,783
                           -----------------------------------------------     ------------------
                           GEORGIA - 14.0%
                           -----------------------------------------------
              300,000      Atlanta and Fulton County Recreation Authority,
                           Revenue Bonds, 4.75% (AMBAC INS)/(Original Issue
                           Yield: 4.85%), 12/1/2010                                       324,864
                           ------------------------------------------------
              100,000      Augusta, GA Water & Sewer Revenue Bonds, 4.50%
                           (FSA LOC)/(Original Issue Yield: 4.53%),
                           10/1/2007                                                      104,451
                           ------------------------------------------------
              500,000      Augusta, GA Water & Sewer Revenue Bonds, Revenue
                           Bonds, 4.00% (FSA LOC/(Original Issue Yield:
                           3.99%), 10/1/2012                                              516,505
                           ------------------------------------------------
              250,000      Cherokee County, GA, 4.30% (Original Issue
                           Yield: 4.38%), 8/1/2005                                        252,223
                           ------------------------------------------------
              250,000      Cherokee County, GA Water & Sewer Authority
                           Revenue Bonds, 3.60 (FSA LOC)/(Original Issue
                           Yield: 3.70%), 8/1/2005                                        251,533
                           ------------------------------------------------

REGIONS MORGAN KEEGAN SELECT INTERMEDIATE TAX EXEMPT BOND FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------------------------
  PRINCIPAL
   AMOUNT                                                                              VALUE
----------------------     -----------------------------------------------     -------------------
              250,000      Cherokee County, GA Water & Sewer Authority
                           Revenue Bonds, 3.90 (FSA LOC)/(Original Issue
                           Yield: 3.96%), 8/1/2005                                        257,543
                           ------------------------------------------------
              280,000      Clayton County, GA Development Authority Revenue
                           Bonds, 3.60% (Isurance Corp. INS)/(Original
                           Issue Yield: 3.70%), 7/1/2008                                  287,423
                           ------------------------------------------------
              250,000      Cobb County GA, GO UT, 5.00%/(Original Yield:
                           4.90%), 1/1/2008                                               262,558
                           ------------------------------------------------
              300,000      Coweta County, GA Water & Sewerage Authority
                           Revenue Bonds, 4.00%/0riginal Issue Yield:
                           4.04%), 6/1/2007                                               308,361
                           ------------------------------------------------
              100,000      Dalton, GA Utilities, Revenue Bonds Combined,
                           5.00%/(Original 4.90%), 1/1/2007                               104,345
                           ------------------------------------------------
              250,000      Early County, GA, 4.50% (MBIA Insurance Corp.
                           INS)/(Original 4.50%), 6/1/2005                                251,495
                           ------------------------------------------------
              250,000      Fayette County, GA School District, 4.625%/
                           (Original Yield:4.63%), 3/1/2010                               265,848
                           ------------------------------------------------
              250,000      Fulton County, GA Development Authority, 4.60%
                           (MBIA Insurance Corp. INS)/(Original Yield:
                           4.65%), 9/1/2006                                               257,690
                           ------------------------------------------------
              250,000      Fulton County GA Development Authority, Revenue
                           Bonds, 4.30%/Original Yield: 4.32%), 11/1/2008                 262,333
                           ------------------------------------------------
              250,000      Fulton County, GA Development Authority, 4.125%/
                           (Original Yield: 4.19%), 11/1/2009                             261,920
                           ------------------------------------------------
            1,000,000      Georgia State Road & Toll Way Authority Revenue
                           Bond, 4.00%/Original Issue Yield: 2.30%),
                           10/1/2008                                                    1,039,870
                           ------------------------------------------------
              100,000      Henry County, GA & Henry County Water & Sewer
                           Authority Revenue 5.00% (FGIC LOC), (Original
                           Yield: 5.00%), 2/1/2007                                        104,520
                           ------------------------------------------------
              500,000      Henry County, GA School District, GO UT 3.90%/
                           (Original Yield: 3.93%), 8/1/2007                              514,380
                           ------------------------------------------------
              200,000      Jackson County, GA Water & Sewer Authority Water,
                           Revenue Bonds, 4.55% (AMBAC INS)/(Original Issue
                           Yield: 4.58%), 9/1/2006                                        206,156
                           ------------------------------------------------
              500,000      Marietta GA, GO UT, 3.375%/(Original Yield:
                           2.90%), 6/1/2006                                               505,500
                           ------------------------------------------------
              250,000      Metropolitan Atlanta Rapid Transit Authority,
                           Revenue Bonds, 5.20% (MBIA Insurance Corp. INS)/
                           (Original Issue Yield: 5.20%), 7/1/09                          263,558
                           ------------------------------------------------
              500,000      Private Colleges & Universities Facilities of
                           GA. Revenue Bonds, 4.50%/(Original Issue Yield:
                           4.55%), 11/1/2005                                              507,425
                           ------------------------------------------------

REGIONS MORGAN KEEGAN SELECT INTERMEDIATE TAX EXEMPT BOND FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------------------------
  PRINCIPAL
   AMOUNT                                                                              VALUE
----------------------     -----------------------------------------------     -------------------
              350,000      Private Colleges & Universities of GA Revenue
                           Bonds, 4.75%/(Original Issue Yield: 4.80%),
                           11/1/2008                                                      372,701
                           ------------------------------------------------
              500,000      Roswell GA, GO UT, 4.25%/(Original Issue
                           Yield: 4.30%), 2/1/2011                                        526,130
                           ------------------------------------------------
              500,000      Roswell GA, GO UT 2.50%/(Original Issue Yield:
                           2.25%), 2/1/2007                                               499,715
                           ------------------------------------------------
              750,000      Savannah, GA Water & Sewage, Revenue Bonds,
                           2.25% (MBIA Insurance Corp. INS)/(Original
                           Issue Yield: 1.88%), 12/1/2006                                 745,013
                           ------------------------------------------------    -------------------
                               Total                                                    9,254,060
                           -----------------------------------------------     -------------------
                           ILLINOIS - 0.8%
                           -----------------------------------------------
              250,000      Illinois State, Gen Obligation Untld, 5.125%
                           (FGIC LOC)/(Original Issue Yield: 4.90%),
                           12/1/2005                                                      255,175
                           ------------------------------------------------
              250,000      Illinois State, GO UT Refunding Bonds, 5.125%
                           (FGIC INS)/(Original Issue Yield: 5.15%)
                           12/1/2007                                                      259,710
                           -----------------------------------------------
                               Total                                                      514,885
                           -----------------------------------------------     -------------------
                           KENTUCKY - 0.4%
                           -----------------------------------------------
              250,000      Louisville, KY Public Properties Corp. First
                           Mortgage, Revenue 4.55% (MBIA Insurance Corp.
                           INS)/(Original Issue Yield: 4.549%), 12/1/2008                 264,618
                           ------------------------------------------------
                           LOUISIANA - 1.6%
                           -----------------------------------------------
              250,000      Bonds, 4.625% (FSA LOC)/(Original Issue Yield:
                           4.625%/(Original Issue Yield:4.65%), 8/1/2007                  261,335
                           ------------------------------------------------
              285,000      Monroe, LA, Revenue Bonds (Series A),
                           4.60% (AMBAC INS), 3/1/20                                      295,559
                           ------------------------------------------------
              500,000      Ouachita Parish, LA West Ouachita Parish School
                           District, GO UT (FSA LOC)/(Original Issue
                           Yield: 4.53%), 3/1/2005                                        500,000
                           ------------------------------------------------    -------------------
                               Total                                                    1,056,894
                           -----------------------------------------------     -------------------
                           MISSISSIPPI - 1.2%
                           -----------------------------------------------
              500,000      Mississippi State, Series C, 3.50% (Original
                           Issue Yield: 3.54%), 8/15/2007                                 509,295
                           ------------------------------------------------
              250,000      Harrison County, MS School District, Revenue
                           Bonds, 4.50% (FSA LOC) (Original Issue Yield:
                           4.60%), 8/1/2009                                               261,158
                           -----------------------------------------------     -------------------
                               Total                                                      770,453
                           -----------------------------------------------     -------------------
                           MISSOURI - 1.6%
                           -----------------------------------------------
            1,000,000      Missouri State, Third Street Building Series A,
                           4.00%, 10/1/2007                                             1,034,420
                           -----------------------------------------------
                           NORTH CAROLINA - 12.5%
                           -----------------------------------------------

REGIONS MORGAN KEEGAN SELECT INTERMEDIATE TAX EXEMPT BOND FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------------------------
  PRINCIPAL
   AMOUNT                                                                              VALUE
----------------------     -----------------------------------------------     -------------------
            1,000,000      Greensboro, NC, GO UT, 4.00% (Original Issue
                           Yield: 3.80%), 2/1/2013                                      1,035,670
                           -----------------------------------------------
              500,000      Mecklenburg County, NC, GO UT, 4.40% (Original
                           Issue Yield: 4.45% 2/1/2011                                    524,235
                           ------------------------------------------------
              500,000      Mecklenburg County, NC, GO UT, 4.40% (Original
                           Issue Yield: 4.50% 0, 2/1/2012                                 524,225
                           ------------------------------------------------
            1,000,000      Mecklenburg County, NC, GO UT Series A, 4.00%,
                           2/1/2015                                                     1,024,100
                           ------------------------------------------------
            1,000,000      North Carolina State, GO UT Revenue Refunding
                           Bond Series A, 4.00% 6/1/2008                                1,039,140
                           ------------------------------------------------
            1,000,000      North Carolina State, GO UT Revenue Refunding
                           Bond Series A, 4.00%, 9/1/2012                               1,040,740
                           ------------------------------------------------
              750,000      Orange County, NC, GO UT Bonds, 3.30% (Original
                           Issue Yield:3.37%), 6/1/2013                                   734,048
                           ------------------------------------------------
              750,000      Wake County, NC, GO UT, 4.00% (Original Issue
                           Yield:3.62%), 4/1/2013                                         776,175
                           -----------------------------------------------
            1,000,000      Wake County, NC, GO UT Bonds, 4.00% 3/1/2015                 1,027,400
                           -----------------------------------------------
              500,000      Winston-Salem, NC Water & Sewer System, 4.875%
                           (Original Issue 5.00%), 6/1/2015                               538,290
                           -----------------------------------------------     -------------------
                               Total                                                    8,264,023
                           -----------------------------------------------     -------------------
                           OHIO - 2.3%
                           -----------------------------------------------
            1,500,000      Cleveland County, NC, GO UT, 3.00% (FSA LOC),
                           6/1/2008                                                     1,510,125
                           ------------------------------------------------
                           SOUTH CAROLINA - 5.7%
                           -----------------------------------------------
              750,000      Florence County, SC School District No. 001,
                           GO UT, 2.00% (SCS Transportation, Inc.
                           (FSA LOC), 5/1/2006                                            744,045
                           ------------------------------------------------
              500,000      Greenville, SC Waterworks Revenue, Revenue
                           Bonds, 3.90% (Original Issue Yield: 3.95%),
                           2/1/2013                                                       512,660
                           ------------------------------------------------
            1,000,000      Oconee County, SC School District, GO UT, 3.00%
                           (MBIA Insurance Corp. LOC), 3/1/2010                           997,700
                           ------------------------------------------------
            1,000,000      South Carolina State, GO UT, 4.00% (Original
                           Issue Yield: 3.91% 1/1/2014                                  1,022,710
                           ------------------------------------------------
              500,000      South Carolina State, (Series A), 4.60%
                           (Original Issue Yield: 4.553%). 5/1/2012                       531,770
                           -----------------------------------------------     -------------------
                               Total                                                    3,808,885
                           -----------------------------------------------     -------------------
                           TENNESSEE - 5.5%
                           -----------------------------------------------
              500,000      Knox County, TN, GO UT, 4.50% (Original Issue
                           Yield: 4.21%), 4/1/2010532160                                  532,160
                           ------------------------------------------------    -------------------
              500,000      Memphis, TN GO UT, 3.40% (Original Issue Yield:
                           3.40%), 11/1/2007                                              508,015
                           ------------------------------------------------    -------------------

REGIONS MORGAN KEEGAN SELECT INTERMEDIATE TAX EXEMPT BOND FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------------------------
  PRINCIPAL
   AMOUNT                                                                              VALUE
----------------------     -----------------------------------------------     -------------------
              500,000      Metropolitan Government Nashville & Davidson
                           County, TN Water & Sewer, Revenue Bonds (Series
                           A), 4.75% (Original Issue Yield: 4.90%) 1/1/2004               520,375
                           ------------------------------------------------    ------------------
              250,000      Rutherford County, TN, GO UT, 4.40%
                           (Original Issue Yield:4.50%) 5/1/2008                          261,713
                           ------------------------------------------------    -------------------
              500,000      Shelby County, TN, GO UT, 4.75% (Original Issue
                           Yield:4.875%), 5/1/2009                                       537,985
                           -----------------------------------------------     ------------------
              255,000      Tenneessee State, Series A, 4.75% (Original
                           Issue Yield: 4.85%)5/1/2009                                    262,081
                           -----------------------------------------------     -------------------
              500,000      Tullahoma, TN, 4.00% (FGIC LOC), 6/1/2008                      517,995
                           -----------------------------------------------     -------------------
              250,000      Williamson County, TN, GO UT, 4.65% (Original
                           Issue Yield: 4.67%), 3/1/2008                                  263,490
                           ------------------------------------------------    -------------------
              250,000      Williamson County, TN, GO UT, 4.70% (Original
                           Issue Yield: 4.67%) 3/1/2009                                   266,080
                           -----------------------------------------------     -------------------
                               Total                                                    3,669,894
                           -----------------------------------------------     -------------------
                           TEXAS - 10.0%
                           -----------------------------------------------     -------------------
            1,000,000      Dallas County, TX Community College District, GO
                           LT, 3.625%, 2/15/2013                                          999,640
                           ------------------------------------------------    -------------------
            1,000,000      Dallas, TX Waterworks & Sewer System, Revenue
                           Bond, 4.12% (FSA LOC), 4/1/2013                              1,036,490
                           -----------------------------------------------     -------------------
            1,000,000      Denton TX Utility                                            1,075,280
                           -----------------------------------------------     -------------------
              500,000      Fort Worth, TX, GO UT, 4.00% (Original Issue
                           Yield: 3.70%), 3/1/2013                                        512,040
                           ------------------------------------------------    -------------------
            1,000,000      San Antonio, TX, General Obligation Ltd, 3.25%
                           (FSA LOC), 2/1/2009                                          1,009,510
                           ------------------------------------------------    -------------------
              500,000      Tarrant County, TX, GO UT, 3.00% (Original Issue
                           Yield: 2.69%), 7/15/2008                                       501,900
                           ------------------------------------------------    -------------------
              500,000      Texas State Pubic Finance Authority, Revenue
                           Bonds, 4.25% (SF Austin University)/(FSA LOC)/
                           (Original Issue Yield: 3.90%), 10/15/2010                      524,155
                           ------------------------------------------------    -------------------
              500,000      Texas State University System, Revenue Bonds,
                           3.50% (FSA LOC)/Original Issue Yield: 3.34%),
                           3/15/2011                                                      505,155
                           ------------------------------------------------    -------------------
              500,000      Tomball, TX, GO UT, 4.50% (MBIA Insurance Corp.
                           INS)/(Original Issue Yield:4.18%), 2/11/2015                   530,780
                           ------------------------------------------------    -------------------
                               Total                                                    6,694,950
                           -----------------------------------------------     -------------------
                           VIRGINIA - 3.6%
                           -----------------------------------------------     -------------------
              250,000      Norfolk, VA, GO UT Bonds, 5.375% (FGIC LOC),
                           6/1/2011                                                       267,833
                           ------------------------------------------------    -------------------
            1,000,000      Virginia State Public Building Authority,
                           Revenue Refunding B ies A), 4.00%,
                           8/1/2009                                                     1,040,170
                           ------------------------------------------------    -------------------

REGIONS MORGAN KEEGAN SELECT INTERMEDIATE TAX EXEMPT BOND FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------------------------
  PRINCIPAL
   AMOUNT                                                                              VALUE
----------------------     -----------------------------------------------     -------------------
            1,000,000      Virginia State Resource Authority Infrastructure
                           Revenue, Pool Bond (Series D), 5.00%/(Original
                           Issue Yield: 5.06%, 5/1/2020                                 1,064,910
                           ------------------------------------------------    -------------------
                               Total                                                    2,372,913
                           -----------------------------------------------     -------------------
                               TOTAL MUNICIPAL BONDS (IDENTIFIED COST
                               $62,836,319)                                           $64,083,676
                           -----------------------------------------------     -------------------
MUTUAL FUND - 3.4%
---------------------------------------------------------------------------    -------------------
            2,243,232      Federated Tax-Free Obligations Fund (IDENTIFIED
                           COST $2,243,232)                                            $2,243,232
                           -----------------------------------------------     -------------------
                               TOTAL INVESTMENTS - 99.9% (IDENTIFIED COST
                               $65,079,551)                                           $66,326,908
                           -----------------------------------------------     -------------------
                               OTHER ASSETS AND LIABILITIES - Net - 0.1%                   22,292
                           -----------------------------------------------     -------------------
                               TOTAL NET ASSETS - 100.0%                               $66,349,200
                           -----------------------------------------------     ===================


At February 28, 2005, the Fund held no securities that are subject to federal alternative minimum tax (AMT).
Note: The catergories of investments are shown as a percentage of total net assets at February 28, 2005.
The following acronyms are used throughout this portfolio :
AMBAC -American Municipal Bond Assurance Corporation
FGIC -Financial Guaranty Insurance Company
FSA -Financial Security Assurance
GNMA -Government National Mortgage Association
GO -General Obligation
HFA -Housing Finance Authority
INS -Insured
LOC -Letter of Credit
LT -Limited Tax
PCA -Pollution Control Authority
PSFG -Permanent School Fund Guarantee
UT -Unlimited Tax

REGIONS MORGAN KEEGAN SELECT LIMITED MATURITY GOVERNMENT FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------
 PRINCIPAL
  AMOUNT                                                                                      VALUE
------------      -----------------------------------------------------------------     -------------------
CORPORATE BONDS - 19.5%
-----------------------------------------------------------------------------------
                    AEROSPACE & DEFENSE - 3.2%
                    ---------------------------------------------------------------
     3,000,000      United Technologies Corp., 4.875%, 11/1/2006                                 3,048,951
                    ---------------------------------------------------------------
                    COMMERCIAL BANKS - 2.1%
                    ---------------------------------------------------------------
     2,000,000      Bank of America Corp., 5.250%, 2/1/2007                                      2,049,624
                    ---------------------------------------------------------------
                    COMPUTER & PERIPHERALS - 2.6%
                    ---------------------------------------------------------------
     2,500,000      International Business Machines Corp., 4.875%, 10/1/2006                     2,543,217
                    ---------------------------------------------------------------
                    CONSUMER FINANCE - 3.2%
                    ---------------------------------------------------------------
     3,000,000      Household Finance Corp. 5.750%, 1/30/2007                                    3,097,128
                    ---------------------------------------------------------------
                    DIVERSIFIED FINANCIAL SERVICES - 2.1%
                    ---------------------------------------------------------------
     2,000,000      General Electric Capital Corp., 5.375%, 3/15/2007                            2,053,854
                    ---------------------------------------------------------------
                    PHARMACEUTICALS - 6.3%
                    ---------------------------------------------------------------
     3,000,000      Abbott Laboratories, 5.625%, 7/1/2006                                        3,072,957
                    ---------------------------------------------------------------
     3,000,000 (2)  Bristol-Myers Squibb Co., 10/1/2006                                          3,041,109
                    ---------------------------------------------------------------     -------------------
                           Total Pharmaceuticals                                                 6,114,066
                    ---------------------------------------------------------------     -------------------
                           TOTAL CORPORATE BONDS (IDENTIFIED COST $19,042,980)                 $18,906,840
                    ---------------------------------------------------------------     -------------------
GOVERNMENT AGENCIES - 46.2%
-----------------------------------------------------------------------------------
                    FEDERAL HOME LOAN BANKS - 12.8% (3)
                    ---------------------------------------------------------------
     3,500,000      4.125%, 5/13/2005                                                            3,508,845
                    ---------------------------------------------------------------
     5,000,000 (2)  3.250%, 8/15/2005                                                            5,006,535
                    ---------------------------------------------------------------
     4,000,000 (2)  3.375%, 9/14/2007                                                            3,956,544
                    ---------------------------------------------------------------     -------------------
                        Total                                                                   12,471,924
                    ---------------------------------------------------------------
                    FEDERAL HOME LOAN MORTGAGE CORPORATION - 9.8% (3)
                    ---------------------------------------------------------------
     4,000,000      3.800%, 6/28/2007                                                            3,996,680
                    ---------------------------------------------------------------
     4,000,000      3.750%, 8/3/2007                                                             3,984,964
                    ---------------------------------------------------------------
     1,527,766      5.000%, 1/15/2016                                                            1,545,030
                    ---------------------------------------------------------------     -------------------
                          Total                                                                  9,526,674
                    ---------------------------------------------------------------     -------------------
                    FEDERAL NATIONAL MORTGAGE ASSOCIATION - 23.6% (3)
                    ---------------------------------------------------------------
     4,000,000 (2)  4.375%, 10/15/2006                                                           4,044,160
                    ---------------------------------------------------------------
     4,000,000      3.250%, 11/15/2007                                                           3,930,464
                    ---------------------------------------------------------------
     3,000,000 (2)  3.750%, 5/17/2007                                                            2,989,947
                    ---------------------------------------------------------------
     4,000,000      3.250%, 6/28/2006                                                            3,979,624
                    ---------------------------------------------------------------
     4,000,000      3.750%, 7/6/2007                                                             3,964,312
                    ---------------------------------------------------------------
     4,000,000      3.625%, 1/19/2007                                                            3,988,356
                    ---------------------------------------------------------------     -------------------
                        Total Federal National Mortgage Association                             22,896,863
                    ---------------------------------------------------------------     -------------------
    45,027,766             TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $45,351,846)             $44,895,461
                    ---------------------------------------------------------------     -------------------
COLLATERALIZED MORTGAGE OBLIGATION - 7.9%
-----------------------------------------------------------------------------------
                    MORTGAGE LOAN - 7.9%
                    ---------------------------------------------------------------
     2,243,875      DSLA Mortgage Loan Trust, 2.780%, 7/19/2044                                  2,245,447
                    ---------------------------------------------------------------
     2,600,000      Merrill Lynch 2005-A1, 4.665%, 12/25/2034                                    2,609,386
                    ---------------------------------------------------------------
     2,825,000      Wells Fargo Mortgage Backed Trust 20005-AR3, 4.186%, 3/25/2035               2,824,117
                    ---------------------------------------------------------------     -------------------
                         TOTAL MORTGAGE BACKED SECURITIES
                         (IDENTIFIED COST $7,679,793)                                           $7,678,950
                    ---------------------------------------------------------------     -------------------

REGIONS MORGAN KEEGAN SELECT LIMITED MATURITY GOVERNMENT FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------
 PRINCIPAL
  AMOUNT                                                                                      VALUE
------------      -----------------------------------------------------------------     -------------------
U.S. TREASURY - 22.3%
-----------------------------------------------------------------------------------

                    U.S. TREASURY NOTES - 22.3%
                    ---------------------------------------------------------------
       750,000 (2)  5.750%, 11/15/2005                                                             763,652
                    ---------------------------------------------------------------
     4,000,000 (2)  4.625%, 5/15/2006                                                            4,059,532
                    ---------------------------------------------------------------
     4,000,000 (2)  3.500% 11/15/2006                                                            3,998,592
                    ---------------------------------------------------------------
     3,000,000 (2)  3.250%, 8/15/2007                                                            2,970,819
                    ---------------------------------------------------------------
     3,000,000 (2)  3.000%, 11/15/2007                                                           2,945,742
                    ---------------------------------------------------------------
     3,000,000 (2)  3.125%, 5/15/2007                                                            2,967,774
                    ---------------------------------------------------------------
     4,000,000 (2)  2.750%, 6/30/2006                                                            3,965,936
                    ---------------------------------------------------------------     -------------------
                          TOTAL U. S. TREASURY (IDENTIFIED COST $22,131,014)                   $21,672,047
                    ---------------------------------------------------------------     -------------------
MUTUAL FUNDS - 26.3%
-----------------------------------------------------------------------------------
    25,520,438      BNY Institutional Cash Reserves Fund (held as
                    collateral for securities lending) (IDENTIFIED COST
                    $25,520,438)                                                               $25,520,438
                    ---------------------------------------------------------------     -------------------
REPURCHASE AGREEMENT - 3.8%
-----------------------------------------------------------------------------------
     3,648,146      Repurchase agreement with G.X. Clarke & Co., 2.600%, dated
                    2/28/05, to be repurchased at $3,648,409 on 3/1/2005,
                    collaterized by a U.S. Treasury Obligation with maturity of
                    5/15/2005, collateral market value of $3,722,273 (AT AMORTIZED
                    COST OF $3,648,146)                                                         $3,648,146
                    ---------------------------------------------------------------     -------------------
                          TOTAL INVESTMENTS - 126.0% (IDENTIFIED COST $123,374,217)           $122,321,882
                    ---------------------------------------------------------------     -------------------
                          OTHER ASSETS AND LIABILITIES - NET - (26.0%)                        ($25,250,746)
                    ---------------------------------------------------------------     -------------------
                          TOTAL NET ASSETS-100%                                                $97,071,136
                    ---------------------------------------------------------------     -------------------

(1) Certain principal amounts are temporarily on loan to unaffilated broker/dealers.
(2) Certain shares are temporarily on loan to unaffiliated
    broker/dealers. As of February 28, 2005, securities subject to this type or arrangement and related collateral were as follows.
    MARKET VALUE OF SECURITIES LOANED                     MARKET VALUE OF COLLATERAL
    $24,978,930                                                          $25,520,438
(3) The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2005.

REGIONS MORGAN KEEGAN SELECT TREASURY MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2005
(UNAUDITED)

              PRINCIPAL
               AMOUNT                                                                                              VALUE
               ------                                                                                              -----
U.S. TREASURY OBLIGATIONS - 97.1%:
                           U.S. TREASURY BILL - 97.1%:
            $ 95,000,000   (1,2) 1.93% - 2.18%, 3/3/2005                                                        $ 94,988,819
              60,000,000   (1) 2.11% - 2.15%, 3/10/2005                                                           59,968,209
              50,000,000   (1,2) 2.16% - 2.18%, 3/17/2005                                                         49,952,000
             100,000,000   (1,2) 2.05% - 2.38%, 3/24/2005                                                         99,861,250
              50,000,000   (1,2) 2.17% - 2.28%, 3/31/2005                                                         49,907,438
              50,000,000   (1,2) 2.06% - 2.27%, 4/7/2005                                                          49,886,533
              50,000,000   (1,2) 2.21% - 2.31%, 4/14/2005                                                         49,862,408
              50,000,000   (1,2) 2.22% - 2.40%, 4/21/2005                                                         49,836,234
              50,000,000   (1) 2.22% - 2.40%, 4/28/2005                                                           49,817,925
              80,000,000   (1,2) 2.39% - 2.49%, 5/5/2005                                                          79,649,226
              20,000,000   (1,2) 2.42% - 2.62%, 5/12/2005                                                         19,904,000
              25,000,000   (1,2) 2.36%, 5/19/2005                                                                 24,871,351
              40,000,000   (1) 2.67% - 2.70%, 5/26/2005                                                           39,747,928
              20,000,000   (1,2) 2.51%, 6/2/2005                                                                  19,871,608
              30,000,000   (1,2) 2.47%, 6/9/2005                                                                  29,795,834
              20,000,000   (1,2) 2.54%, 6/16/2005                                                                 19,850,794
              45,000,000   (1,2) 2.60% - 2.66%, 6/23/2005                                                         44,628,946
                                                                                                                  ----------
              TOTAL U.S. TREASURY OBLIGATIONS                                                                    832,400,503
                                                                                                                 -----------
               SHARES
               ------
MUTUAL FUNDS - 3.1%:
              11,109,761   BlackRock Liquidity Funds Treasury Trust Fund Portfolio                                11,109,761
              11,235,525   Federated U.S. Treasury Cash Reserve Fund                                              11,235,525
               4,285,930   Goldman Sachs Financial Square Trust                                                    4,285,930
                                                                                                                   ---------
              TOTAL MUTUAL FUNDS                                                                                  26,631,216

              TOTAL INVESTMENTS (COST $859,031,719) (3) - 100.2%                                                 859,031,719
              LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%                                                      (1,462,412)
              TOTAL NET ASSETS - 100.0%                                                                        $ 857,569,307
                                                                                                               -------------
------------
(1) Yield at date of purchase.
(2) Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.
(3) Cost for federal income tax and financial reporting is the same.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2005.

REGIONS MORGAN KEEGAN SELECT GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2005
(UNAUDITED)

              PRINCIPAL
               AMOUNT                                                                                                 VALUE
               ------                                                                                                 -----
U.S. GOVERNMENT AGENCIES - 63.2%:
                           FEDERAL FARM CREDIT BANK - 2.5% (1):
             $ 2,000,000   2.125%, 8/15/2005                                                                      $ 1,994,481
                                                                                                                  -----------
                           FEDERAL HOME LOAN BANK - 5.7% (1):
               4,500,000   1.400% - 1.770%, 4/1/2005 - 5/27/2005                                                    4,495,804
                                                                                                                    ---------
                           FEDERAL HOME LOAN BANK DISCOUNT NOTES - 5.1% (1):
               4,000,000   (2) 2.440% - 2.500%, 3/3/2005 - 3/9/2005                                                 3,998,618
                                                                                                                    ---------
                           FEDERAL HOME LOAN MORTGAGE CORPORATION DISCOUNT NOTES - 12.6% (1):
              10,000,000   (2) 2.070% - 2.770%, 3/15/2005 - 5/31/2005                                               9,955,230
                                                                                                                    ---------
                            FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT NOTES - 37.3% (1):
              29,500,000   (2) 2.030% - 2.880%, 3/2/2005 - 8/10/2005                                               29,350,438
                                                                                                                   ----------
                           TOTAL U.S. GOVERNMENT AGENCIES                                                          49,794,571
                                                                                                                   ----------

U.S. TREASURY OBLIGATIONS - 5.4%:
                           U.S. TREASURY BILL - 1.6%:
               1,260,000   (2) 2.060%, 4/7/2005                                                                     1,257,345
                                                                                                                    ---------
                           U.S. TREASURY NOTES - 3.8%:
               3,000,000   1.625%, 3/31/2005 - 4/30/2005                                                            2,997,466
                                                                                                                    ---------
                           TOTAL U.S. TREASURY OBLIGATIONS                                                          4,254,811
                                                                                                                    ---------

REPURCHASE AGREEMENTS - 31.5%:
              12,000,000   Repurchase agreement with G.X. Clarke & Co., 2.600%,
                           dated 2/28/2005, to be repurchased at
                           $12,000,867 on 3/1/05, collateralized
                           by U.S. Treasury Obligations
                           with maturities ranging from 5/15/05 - 5/31/05,
                           collateral market value of $12,242,277                                                  12,000,000

              12,839,227   Repurchase agreement with Mizuho Securities,  2.550%,
                           dated  2/28/05,  to be  repurchased at $12,840,136 on
                           3/1/05,  collateralized by a U.S. Treasury Obligation
                           with a maturity of 9/30/05,  collateral  market value
                           of $13,193,034                                                                          12,839,227

                           TOTAL REPURCHASE AGREEMENTS                                                             24,839,227
                                                                                                                   ----------
                           TOTAL INVESTMENTS (COST $78,888,609) (3) - 100.1%                                       78,888,609
                           LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%                                            (80,278)
                           TOTAL NET ASSETS - 100.0%                                                             $ 78,808,331
                                                                                                                 ------------

------------
(1)  The issuer is a publicly  traded company that operates  under a  congressional  charter;  its securities are neither issued nor guaranteed by the U.S. government.
(2)  Yield at date of purchase.
(3)  Cost for federal income tax and financial reporting is the same.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2005.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this document, the President and Chief Executive Officer and the Treasurer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Regions Morgan Keegan Select Funds


By: /s/ Carter E. Anthony
    -------------------------------
    Carter E. Anthony
    President and Chief Executive Officer

Date:  April 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/ Carter E. Anthony
    -------------------------------
    Carter E. Anthony
    President and Chief Executive Officer

Date:  April 29, 2005



By: /s/ Joseph C. Weller
    -------------------------------
    Joseph C. Weller
    Treasurer and Chief Financial Officer

Date:  April 29, 2005